Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 13, 2013
Document And Entity Information
Entity Registrant Name	Community Bancorp /VT
Entity Central Index Key	0000718413
Document Type	10-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 0
Entity Common Stock, Shares Outstanding		0
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012

Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Cash and due from banks	$ 11,273,575	$ 23,459,776
Federal funds sold and overnight deposits	18,608,265	5,000
Total cash and cash equivalents	29,881,840	23,464,776
Securities held-to-maturity (fair value $42,291,000 at 12/31/12, $30,289,000 at 12/31/11)	41,865,555	29,702,159
Securities available-for-sale	40,886,059	66,098,917
Restricted equity securities, at cost	4,021,350	4,308,550
Loans held-for-sale	1,501,706	2,285,567
Loans	416,375,448	386,386,472
Allowance for loan losses	(4,312,080)	(3,886,502)
Deferred net loan costs	169,501	7,251
Net loans	412,232,869	382,507,221
Bank premises and equipment, net	12,243,320	12,715,226
Accrued interest receivable	1,751,085	1,700,600
Bank owned life insurance	4,187,644	4,063,246
Core deposit intangible	1,363,476	1,704,346
Goodwill	11,574,269	11,574,269
Other real estate owned (OREO)	1,074,705	90,000
Prepaid expense - Federal Deposit Insurance Corporation (FDIC)	775,595	1,131,861
Other assets	12,378,772	11,558,779
Total assets	575,738,245	552,905,517
Demand, non-interest bearing	72,956,097	62,745,782
NOW	128,824,165	123,493,475
Money market funds	86,973,835	71,408,069
Savings	65,216,698	59,284,631
Time deposits, $100,000 and over	44,229,470	51,372,782
Other time deposits	77,296,594	86,088,570
Total deposits	475,496,859	454,393,309
Federal funds purchased and other borrowed funds	6,000,000	18,010,000
Repurchase agreements	34,149,608	21,645,446
Capital lease obligations	774,701	833,467
Junior subordinated debentures	12,887,000	12,887,000
Accrued interest and other liabilities	3,077,502	4,217,886
Total liabilities	532,385,670	511,987,108
Preferred stock, 1,000,000 shares authorized, 25 shares issued and outstanding ($100,000 liquidation value)	2,500,000	2,500,000
Common stock - $2.50 par value; 10,000,000 shares authorized at December 31, 2012 and 2011, and 5,023,026 and 4,938,262 shares issued at December 31, 2012 and 2011, respectively (including 19,182 and 24,324 shares issued February 2, 2013 and 2012, respectively)	12,557,565	12,345,655
Additional paid-in capital	28,047,829	27,410,049
Retained earnings	2,698,200	1,151,751
Accumulated other comprehensive income	171,758	133,731
Less: treasury stock, at cost; 210,101 shares at December 31, 2012 and 2011	(2,622,777)	(2,622,777)
Total shareholders' equity	43,352,575	40,918,409
Total liabilities and shareholders' equity	$ 575,738,245	$ 552,905,517

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Assets
Securities held-to-maturity, fair value	$ 42,291,000	$ 30,289,000
Shareholder's Equity
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	25	25
Preferred stock, shares outstanding (in shares)	25	25
Preferred stock liquidation value	$ 100,000	$ 100,000
Common stock par value (in dollars per share)	$ 2.5	$ 2.5
Common stock, shares authorized (in shares)	10,000,000	10,000,000
Common stock, shares issued (in shares)	5,023,026	4,938,262
Common stock, shares issued after fiscal year end (in shares)	19,182	24,324
Treasury stock (in shares)	210,101	210,101

Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest income
Interest and fees on loans	$ 21,203,038	$ 21,242,577
Interest on debt securities
Taxable	533,018	357,437
Tax-exempt	992,413	996,387
Dividends	82,444	75,469
Interest on federal funds sold and overnight deposits	10,418	72,493
Total interest income	22,821,331	22,744,363
Interest expense
Interest on deposits	3,408,441	4,064,057
Interest on federal funds purchased and other borrowed funds	355,377	415,647
Interest on repurchase agreements	144,244	141,667
Interest on junior subordinated debentures	974,257	974,257
Total interest expense	4,882,319	5,595,628
Net interest income	17,939,012	17,148,735
Provision for loan losses	1,000,000	1,000,000
Net interest income after provision for loan losses	16,939,012	16,148,735
Non-interest income
Service fees	2,348,219	2,339,674
Income from sold loans	1,827,045	1,337,100
Other income from loans	899,849	722,554
Net realized gains on sale of securities available-for-sale	351,301	0
Other income	762,546	802,841
Total non-interest income	6,188,960	5,202,169
Non-interest expense
Salaries and wages	6,178,891	5,841,453
Employee benefits	2,110,498	2,170,862
Occupancy expenses, net	3,295,752	3,068,071
FHLB prepayment fee	306,338	0
FDIC insurance	389,909	439,306
Amortization of core deposit intangible	340,870	426,086
Other expenses	6,244,512	5,587,304
Total non-interest expense	18,866,770	17,533,082
Income before income taxes	4,261,202	3,817,822
Income tax (benefit) expense	(139,488)	234,276
Net income	$ 4,400,690	$ 3,583,546
Earnings per common share	$ 0.88	$ 0.73
Weighted average number of common shares used in computing earnings per share	4,769,645	4,674,806
Dividends declared per common share	$ 0.56	$ 0.56
Book value per share on common shares outstanding at December 31	8.49	8.13

Consolidated Statements of Comprehensive Income (Unaudited) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Comprehensive Income
Net Income	$ 4,400,690	$ 3,583,546
Other comprehensive income, net of tax:
Change in unrealized holding gain on securities available-for-sale arising during the period	(293,685)	86,475
Reclassification adjustment for gains realized in income	351,301	0
Net change in unrealized gain	57,616	86,475
Tax effect	(19,589)	(29,401)
Other comprehensive income, net of tax	38,027	57,074
Total comprehensive income	$ 4,438,717	$ 3,640,620

Consolidated Statements of Changes in Shareholders' Equity (USD $)	Common Stock	Preferred stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income	Treasury Stock	Total
Beginning Balance, Amount at Dec. 31, 2010	$ 12,086,538	$ 2,500,000	$ 26,718,403	$ 368,848	$ 76,657	$ (2,622,777)	$ 39,127,669
Beginning Balance, Shares at Dec. 31, 2010	4,624,514	25
Comprehensive income
Net income				3,583,546	0	0	3,583,546
Other comprehensive income					57,074	0	57,074
Total comprehensive income							3,640,620
Cash dividends declared - common stock				(2,613,143)	0	0	(2,613,143)
Cash dividends declared - preferred stock				(187,500)	0	0	(187,500)
Issuance of common stock, shares	103,647
Issuance of common stock, amount	259,117		691,646	0	0	0	950,763
Ending Balance, Amount at Dec. 31, 2011	12,345,655	2,500,000	27,410,049	1,151,751	133,731	(2,622,777)	40,918,409
Ending Balance, Shares at Dec. 31, 2011	4,728,161	25
Comprehensive income
Net income				4,400,690	0	0	4,400,690
Other comprehensive income					38,027	0	38,027
Total comprehensive income							4,438,717
Cash dividends declared - common stock				(2,666,741)	0	0	(2,666,741)
Cash dividends declared - preferred stock				(187,500)	0	0	(187,500)
Issuance of common stock, shares	84,764
Issuance of common stock, amount	211,910		637,780	0	0	0	849,690
Ending Balance, Amount at Dec. 31, 2012	$ 12,557,565	$ 2,500,000	$ 28,047,829	$ 2,698,200	$ 171,758	$ (2,622,777)	$ 43,352,575
Ending Balance, Shares at Dec. 31, 2012	4,812,925	25

Consolidated Statements of Cash Flows (Unaudited) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities:
Net income	$ 4,400,690	$ 3,583,546
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization, bank premises and equipment	1,112,094	1,022,178
Provision for loan losses	1,000,000	1,000,000
Deferred income tax	(231,970)	(114,334)
Net gain on sale of securities available-for-sale	(351,301)	0
Net gain on sale of loans	(1,375,689)	(792,303)
Loss on sale of bank premises and equipment	4,583	0
(Gain) loss on sale of OREO	(15,139)	7,212
Gain on Trust LLC	(149,715)	(147,779)
Amortization of bond premium, net	514,934	399,486
Write down of OREO	0	10,000
Proceeds from sales of loans held-for-sale	48,721,888	41,847,797
Originations of loans held-for-sale	(46,562,338)	(40,977,123)
Decrease in taxes payable	(747,180)	(492,939)
(Increase) decrease in interest receivable	(50,485)	89,021
Amortization of FDIC insurance assessment	356,266	401,296
Decrease (increase) in mortgage servicing rights	87,819	(20,734)
(Increase) decrease in other assets	(799,545)	62,072
Increase in cash surrender value of bank owned life insurance	(124,398)	(129,915)
Amortization of core deposit intangible	340,870	426,086
Amortization of limited partnerships	1,214,839	615,864
Decrease in unamortized loan fees	(162,250)	(81,602)
Decrease in interest payable	(57,313)	(41,966)
Increase (decrease) in accrued expenses	155,052	(55,074)
Increase (decrease) in other liabilities	1,411	(321,870)
Net cash provided by operating activities	7,283,123	6,288,919
Cash Flows from Investing Activities:
Maturities and pay downs	29,136,655	46,799,907
Purchases	(41,300,051)	(39,061,352)
Investments - available-for-sale Maturities, calls, pay downs and sales	43,421,610	14,000,000
Purchases	(18,314,769)	(58,981,492)
Proceeds from redemption of restricted equity securities	287,200	0
(Decrease) increase in limited partnership contributions payable	(1,289,000)	1,816,000
Investments in limited partnerships	(213,830)	(2,779,260)
(Increase) decrease in loans, net	(31,945,256)	1,519,714
Capital expenditures, net of proceeds from sale of bank premises and equipment	(644,772)	(945,433)
Proceeds from sales of OREO	291,132	1,324,088
Recoveries of loans charged off	121,160	100,240
Net cash used in investing activities	(20,449,921)	(36,207,588)
Cash Flows from Financing Activities:
Net (decrease) increase in demand and NOW accounts	15,541,005	21,711,190
Net increase in money market and savings accounts	21,497,833	760,602
Net decrease in time deposits	(15,935,288)	(6,270,746)
Net increase in repurchase agreements	12,504,162	2,537,631
Repayments on long-term borrowings	(12,010,000)	(15,000,000)
Decrease in capital lease obligations	(58,766)	(1,372)
Dividends paid on preferred stock	(187,500)	(187,500)
Dividends paid on common stock	(1,767,584)	(1,614,647)
Net cash provided by financing activities	19,583,862	1,935,158
Net increase (decrease) in cash and cash equivalents	6,417,064	(27,983,511)
Cash and cash equivalents:
Beginning	23,464,776	51,448,287
Ending	29,881,840	23,464,776
Supplemental Schedule of Cash Paid During the Period
Interest	4,939,632	5,637,594
Income taxes	800,000	841,550
Supplemental Schedule of Noncash Investing and Financing Activities:
Change in unrealized gain on securities available-for-sale	57,616	86,475
Loans transferred to OREO	1,260,698	221,000
Investments in limited partnerships
Investment in limited partnerships	(213,830)	(2,779,260)
(Decrease) increase in limited partnership contributions payable	(1,289,000)	1,816,000
Investments in limited partnerships NET	(1,502,830)	(963,260)
Common Shares Dividends Paid
Dividends declared	2,666,741	2,613,143
Increase in dividends payable attributable to dividends declared	(49,467)	(47,733)
Dividends reinvested	(849,690)	(950,763)
Total common shares dividends paid	$ 1,767,584	$ 1,614,647

1. Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
1. Significant Accounting Policies

The accounting policies of Community Bancorp. and Subsidiary ("Company") are in conformity, in all material respects, with accounting principles generally accepted in the United States of America (“US GAAP”) and general practices within the banking industry. The following is a description of the Company’s significant accounting policies.

Basis of presentation and consolidation

The consolidated financial statements include the accounts of Community Bancorp. and its wholly-owned subsidiary, Community National Bank ("Bank"). All significant intercompany accounts and transactions have been eliminated. The Company is considered a “smaller reporting company” under applicable disclosure rules of the Securities and Exchange Commission and accordingly, has elected to provide its audited statements of income, comprehensive income, cash flows and changes in shareholders’ equity for a two year, rather than a three year, period.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 810, “Consolidation”, in part, addresses limited purpose trusts formed to issue trust preferred securities. It also establishes the criteria used to identify variable interest entities (“VIE”) and to determine whether or not to consolidate a VIE. In general, ASC Topic 810 provides that the enterprise with the controlling financial interest, known as the primary beneficiary, consolidates the VIE. In 2007 the Company formed CMTV Statutory Trust I for the purposes of issuing trust preferred securities to unaffiliated parties and investing the proceeds from the issuance thereof and the common securities of the trust in junior subordinated debentures issued by the Company. The Company is not the primary beneficiary of CMTV Statutory Trust I; accordingly, the trust is not consolidated with the Company for financial reporting purposes. CMTV Statutory Trust I is considered an affiliate of the Company (see Note 10).

In December 2011, the Company formed a limited liability company (“LLC”) to facilitate its purchase of federal New Markets Tax Credits (“NMTC”) under an investment structure designed by a local community development entity. Management has evaluated the Company’s interest in the LLC under the ASC guidance relating to VIEs in light of the overall structure and purpose of the NMTC financing transaction and has concluded that the LLC should not be consolidated in the Company’s financial statements for financial reporting purposes, as the Company is not the primary beneficiary of the NMTC structure, does not exercise control within the overall structure and is not obligated to absorb a majority of any losses of the NMTC structure.

Nature of operations

The Company provides a variety of deposit and lending services to individuals, municipalities, and corporate customers through its branches, ATMs and telephone and internet banking capabilities in northern and central Vermont, which is primarily a small business and agricultural area. The Company's primary deposit products are checking and savings accounts and certificates of deposit. Its primary lending products are commercial, real estate, municipal and consumer loans.

Concentration of risk

The Company's operations are affected by various risk factors, including interest rate risk, credit risk, and risk from geographic concentration of its deposit taking and lending activities. Management attempts to manage interest rate risk through various asset/liability management techniques designed to match maturities and repricing of assets and liabilities. Loan policies and administration are designed to provide assurance that loans will only be granted to creditworthy borrowers, although credit losses are expected to occur because of subjective factors and factors beyond the control of the Company. While the Company has a diversified loan portfolio by loan type, most of its lending activities are conducted within the geographic area where its banking offices are located. As a result, the Company and its borrowers may be especially vulnerable to the consequences of changes in the local economy in northern and central Vermont. In addition, a substantial portion of the Company's loans are secured by real estate, which is susceptible to a decline in value, especially during times of adverse economic conditions.

Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates and assumptions involve inherent uncertainties. Accordingly, actual results could differ from those estimates and those differences could be material.

Material estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses and the valuation of OREO. In connection with evaluating loans for impairment or assigning the carrying value of OREO, management generally obtains independent evaluations or appraisals for significant properties. While the allowances for loan losses and OREO represent management's best estimate of probable loan and OREO losses as of the balance sheet date, the ultimate collectibility of a substantial portion of the Company's loan portfolio and the recovery of a substantial portion of the fair value of OREO are susceptible to uncertainties and changes in a number of factors, especially local real estate market conditions. The amount of the change that is reasonably possible cannot be estimated.

While management uses available information to recognize losses on loans and OREO, future additions to the allowances may be necessary based on changes in local economic conditions or other relevant factors. In addition, regulatory agencies, as an integral part of their examination process, periodically review the Company's allowances for losses on loans and OREO. Such agencies may require the Company to recognize additions to the allowances based on their judgment about information available to them at the time of their examination.

Mortgage servicing rights associated with loans originated and sold in the secondary market, where servicing is retained, are capitalized and included in other assets in the consolidated balance sheets. Mortgage servicing rights are amortized into non-interest income in proportion to, and over the period of, estimated future net servicing income of the underlying loans. The value of capitalized servicing rights represents the present estimated value of the future servicing fees arising from the right to service loans in the portfolio. The carrying value of the mortgage servicing rights is periodically reviewed for impairment based on a determination of estimated fair value as compared to amortized cost, and impairment, if any, is recognized through a valuation allowance and is recorded as a write down. Critical accounting policies for mortgage servicing rights relate to the initial valuation and subsequent impairment tests. The methodology used to determine the valuation of mortgage servicing rights requires the development and use of a number of estimates, including anticipated principal amortization and prepayments of that principal balance. Events that may significantly affect the estimates used are changes in interest rates and the payment performance of the underlying loans.

Management evaluates securities for other-than-temporary impairment on at least a quarterly basis, and more frequently when economic or market conditions warrant such evaluation. Consideration is given to various factors, including the length of time and the extent to which the fair value has been less than cost; the nature of the issuer and its financial condition and near-term prospects; and the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. The evaluation of these factors is a subjective process and involves estimates and assumptions about matters that are inherently uncertain. Should actual factors and conditions differ materially from those used by management, the actual realization of gains or losses on investment securities could differ materially from the amounts recorded in the financial statements.

Management utilizes numerous techniques to estimate the carrying value of various other assets held by the Company, including, but not limited to, bank premises and equipment and deferred taxes. The assumptions considered in making these estimates are based on historical experience and on various other factors that are believed by management to be reasonable under the circumstances. Management acknowledges that the use of different estimates or assumptions could produce different estimates of carrying values.

Accounting for a business combination that was completed prior to 2009 requires the application of the purchase method of accounting. Under the purchase method, the Company was required to record the assets and liabilities acquired through the LyndonBank merger in 2007 at fair market value, with the excess of the purchase price over the fair market value of the net assets recorded as goodwill and evaluated annually for impairment. The determination of the fair value of the acquired LyndonBank assets and liabilities requires the use of numerous assumptions, including discount rates, changes in which could significantly affect fair values.

Presentation of cash flows

For purposes of presentation in the consolidated statements of cash flows, cash and cash equivalents includes cash on hand, amounts due from banks (including cash items in process of clearing), federal funds sold (generally purchased and sold for one day periods) and overnight deposits.

Investment securities

Securities the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and reported at amortized cost. Debt and equity securities not classified as held-to-maturity are classified as available-for-sale. Investments classified as available-for-sale are carried at fair value, with unrealized gains and losses, net of tax and reclassification adjustments, reflected as a net amount in the statements of changes in shareholders’ equity. Investment securities transactions are accounted for on a trade date basis. The specific identification method is used to determine realized gains and losses on sales of securities available-for-sale. Premiums and discounts are recognized in interest income using the interest method over the period to maturity or call date. The Company does not hold any securities purchased for the purpose of selling in the near term and classified as trading.

Declines in the fair value of individual equity securities that are deemed to be other than temporary are reflected in earnings when identified. For individual debt securities where the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, the other-than-temporary decline in the fair value of the debt security related to (1) credit loss is recognized in earnings and (2) other factors is recognized in other comprehensive income or loss. Credit loss is deemed to exist if the present value of expected future cash flows using the interest rates at acquisition is less than the amortized cost basis of the debt security. For individual debt securities where the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost, the other-than-temporary impairment is recognized in earnings equal to the entire difference between the security’s cost basis and its fair value at the balance sheet date.

Other investments

On December 19, 2011, the Company made an equity investment in a NMTC financing structure, as discussed further in Note 7 of this report. The Company’s investment in the NMTC is amortized using the effective yield method.

The Company acquires partnership interests in limited partnerships for low income housing projects. The investments in limited partnerships are amortized using the effective yield method.

The Company has a one-third ownership interest in Community Financial Services Group, LLC (“CFSG”), a non-depository trust company, as discussed further in Note 7 of this report. The Company's investment in CFSG is accounted for under the equity method of accounting.

Restricted equity securities

Restricted equity securities are comprised of Federal Reserve Bank stock and Federal Home Loan Bank stock. These securities are carried at cost. As a member of the Federal Reserve Bank of Boston (“FRBB”), the Company is required to invest in FRBB stock in an amount equal to 6% of the Bank's capital stock and surplus.

As a member of the Federal Home Loan Bank of Boston (“FHLBB”), the Company is required to invest in $100 par value stock of the FHLBB in an amount that approximates 1% of unpaid principal balances on qualifying loans, plus an additional amount to satisfy an activity based requirement. The stock is nonmarketable and redeemable at par value, subject to the FHLBB’s right to temporarily suspend such redemptions. Members are subject to capital calls in some circumstances to ensure compliance with the FHLBB’s capital plan.

Loans held-for-sale

Loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value in the aggregate. Net unrealized losses, if any, are recognized through a valuation allowance by charges to income.

Loans

Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are reported at their outstanding principal adjusted for any charge-offs, the allowance for loan losses, loan premiums or discounts for acquired loans and any unearned fees or costs on originated loans.

Loan interest income is accrued daily on the outstanding balances. On all classes of loans the accrual of interest is discontinued when a loan is specifically determined to be impaired or when the loan is delinquent 90 days and management believes, after considering collection efforts and other factors, that the borrower's financial condition is such that collection of interest is doubtful. Any unpaid interest previously accrued on those loans is reversed from income. Interest income is generally not recognized on specific impaired loans unless the likelihood of further loss is remote. Interest payments received on impaired loans are generally applied as a reduction of the loan principal balance. Loans are returned to accrual status when principal and interest payments are brought current and the customer has demonstrated the ability to make future payments on a timely basis. Loans are written down or charged off when collection of principal is considered doubtful. Past due status is determined on a contractual basis.

Loan origination and commitment fees and certain direct loan origination costs are deferred and the net amount amortized as an adjustment of the related loan's yield. The Company generally amortizes these amounts over the contractual life of the loans.

Loan premiums and discounts on loans acquired in the merger with LyndonBank are amortized as an adjustment to yield over the life of the loans.

Allowance for loan losses

The allowance for loan losses is established through a provision for loan losses charged to earnings. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is probable. Subsequent recoveries, if any, are credited to the allowance.

As described below, the allowance consists of general, specific and unallocated components. However, the entire allowance is available to absorb losses in the loan portfolio, regardless of specific, general and unallocated components considered in determining the amount of the allowance.

General component

The general component of the allowance for loan losses is based on historical loss experience, adjusted for qualitative factors and stratified by the following loan segments: commercial and industrial, commercial real estate, residential real estate first (“1st”) lien, residential real estate junior (“Jr”) lien and consumer loans. The Company does not disaggregate its portfolio segments further into classes. Loss ratios are calculated by loan segment for one year, two year and five year look back periods. The highest loss ratio among these look-back periods is then applied against the respective segment. Management uses an average of historical losses based on a time frame appropriate to capture relevant loss data for each loan segment. This historical loss factor is adjusted for the following qualitative factors: levels of and trends in delinquencies and non-performing loans, levels of and trends in loan risk groups, trends in volumes and terms of loans, effects of any changes in loan related policies, experience, ability and the depth of management, documentation and credit data exception levels, national and local economic trends, external factors such as competition and regulation and lastly, concentrations of credit risk in a variety of areas, including portfolio product mix, the level of loans to individual borrowers and their related interests, loans to industry segments, and the geographic distribution of commercial real estate loans. This evaluation is inherently subjective as it requires estimates that are susceptible to revision as more information becomes available.

During the fourth quarter of 2011 the Company modified its allowance methodology by further segmenting the residential real estate portfolio into 1st lien residential mortgages and Jr lien residential mortgages, also known as home equity loans. No additional allowance was estimated as the modification was made to allow the Company to more closely monitor and appropriately reserve for the risk inherent with home equity lending, given the modest repayment requirements, relaxed documentation compared to first lien residential mortgage loans, higher loan to value ratios, subordinate lien position, and recent decline of home property values. No changes in the Company’s policies or methodology pertaining to the general component for loan losses were made during 2012.

The qualitative factors are determined based on the various risk characteristics of each loan segment. The Company has policies, procedures and internal controls that management believes are commensurate with the risk profile of each of these segments. Major risk characteristics relevant to each portfolio segment are as follows:

Commercial & Industrial – Loans in this segment include commercial and industrial loans and to a lesser extent loans to finance agricultural production. Commercial loans are made to businesses and are generally secured by assets of the business, including trade assets and equipment. While not the primary collateral, in many cases these loans may also be secured by the real estate of the business. Repayment is expected from the cash flows of the business. A weakened economy, soft consumer spending, unfavorable foreign trade conditions and the rising cost of labor or raw materials are examples of issues that can impact the credit quality in this segment.

Commercial Real Estate – Loans in this segment are principally made to businesses and are generally secured by either owner-occupied, or non-owner occupied commercial real estate. A relatively small portion of this segment includes farm loans secured by farm land and buildings. As with commercial and industrial loans, repayment of owner-occupied commercial real estate loans is expected from the cash flows of the business and the segment would be impacted by the same risk factors as commercial and industrial loans. The non-owner occupied commercial real estate portion includes both residential and commercial construction loans, vacant land and real estate development loans, multi-family dwelling loans and commercial rental property loans. Repayment of construction loans is expected from permanent financing takeout; the Company generally requires a commitment or eligibility for the take-out financing prior to construction loan origination. Real estate development loans are generally repaid from the sale of the subject real property as the project progresses. Construction and development lending entail additional risks, including the project exceeding budget, not being constructed according to plans, not receiving permits, or the pre-leasing or occupancy rate not meeting expectations. Repayment of multi-family loans and commercial rental property loans is expected from the cash flow generated by rental payments received from the individuals or businesses occupying the real estate. Commercial real estate loans are impacted by factors such as competitive market forces, vacancy rates, cap rates, net operating incomes, lease renewals and overall economic demand. In addition, loans in the recreational and tourism sector can be affected by weather conditions, such as unseasonably low winter snowfalls. Commercial real estate lending also carries a higher degree of environmental risk than other real estate lending.

Residential Real Estate - 1st Lien – All loans in this segment are collateralized by first mortgages on 1 – 4 family owner-occupied residential real estate and repayment is dependent on the credit quality of the individual borrower. The overall health of the economy, including unemployment rates and housing prices, has an impact on the credit quality of this segment.

Residential Real Estate – Jr Lien – All loans in this segment are collateralized by junior lien mortgages on 1 – 4 family residential real estate and repayment is primarily dependent on the credit quality of the individual borrower. The overall health of the economy, including unemployment rates and housing prices, has an impact on the credit quality of this segment.

Consumer – Loans in this segment are made to individuals for consumer and household purposes. This segment includes both loans secured by automobiles and other consumer goods, as well as loans that are unsecured. This segment also includes overdrafts, which are extensions of credit made to both individuals and businesses to cover temporary shortages in their deposit accounts and are generally unsecured. The Company maintains policies restricting the size and length of these extensions of credit. The overall health of the economy, including unemployment rates, has an impact on the credit quality of this segment.

Specific component

The specific component of the allowance for loan losses relates to loans that are impaired. A specific allowance is established when a loan’s impaired basis is less than the carrying value of the loan. For all loan segments, except consumer loans, a loan is considered impaired when, based on current information and events, in management’s estimation it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Impaired loans are loan(s) to a borrower that in the aggregate are greater than $100,000 and that are in non-accrual status or are troubled debt restructurings (“TDR”). Factors considered by management in determining impairment include payment status, collateral value and probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant or temporary payment delays and payment shortfalls generally are not classified as impaired. Management evaluates the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length and frequency of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis, by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

Impaired loans also include troubled loans that are restructured. A TDR occurs when the Company, for economic or legal reasons related to the borrower’s financial difficulties, grants a concession to the borrower that would otherwise not be granted. TDRs may include the transfer of assets to the Company in partial satisfaction of a troubled loan, a modification of a loan’s terms, or a combination of the two.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual consumer loans for impairment evaluation, unless such loans are subject to a restructuring agreement.

Unallocated component

An unallocated component of the allowance for loan losses is maintained to cover uncertainties that could affect management’s estimate of probable losses. The unallocated component reflects management’s estimate of the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the portfolio.

Bank premises and equipment

Bank premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed principally by the straight-line method over the estimated useful lives of the assets. The cost of assets sold or otherwise disposed of, and the related accumulated depreciation, are eliminated from the accounts and the resulting gains or losses are reflected in the consolidated statements of income. Maintenance and repairs are charged to current expense as incurred and the cost of major renewals and betterments is capitalized.

Other real estate owned

Real estate properties acquired through or in lieu of loan foreclosure or properties no longer used for bank operations are initially recorded at fair value less estimated selling cost at the date of acquisition, foreclosure or transfer. Such properties are carried at fair value, which is the market value less estimated cost of disposition, i.e. sales commissions and costs associated with the sale. Fair value is determined, as appropriate, either by obtaining a current appraisal or evaluation prepared by an independent, qualified appraiser, by obtaining a Market Value Analysis, and finally, if the Company has limited exposure and limited risk of loss, by the opinion of management as supported by an inspection of the property and its most recent tax valuation. Under recent and current market conditions, and periods of declining market values, the Company will generally obtain a new appraisal or evaluation. Any write-down based on the asset's fair value at the date of acquisition or institution of foreclosure is charged to the allowance for loan losses. After acquisition through or in lieu of foreclosure, these assets are carried at their new cost basis. Costs of significant property improvements are capitalized, whereas costs relating to holding the property are expensed as incurred. Appraisals by an independent, qualified appraiser are performed periodically on properties that management deems significant, or evaluations may be performed by management or a qualified third party on properties in the portfolio that are less vulnerable to market conditions. Subsequent write-downs are recorded as a charge to other expense. Gains or losses on the sale of such properties are included in income when the properties are sold.

Intangible assets

Intangible assets include the excess of the purchase price over the fair value of net assets acquired (goodwill) in the 2007 acquisition of LyndonBank, as well as a core deposit intangible related to the deposits acquired from LyndonBank (see Note 6). The core deposit intangible is amortized on an accelerated basis over 10 years to approximate the pattern of economic benefit to the Company. The Company evaluates the valuation and amortization of the core deposit intangible asset if events occur that could result in possible impairment. Goodwill is reviewed for impairment annually, or more frequently as events or circumstances warrant.

Income taxes

The Company recognizes income taxes under the asset and liability method. Under this method, deferred tax assets and liabilities are established for the temporary differences between the accounting bases and the tax bases of the Company's assets and liabilities at enacted tax rates expected to be in effect when the amounts related to such temporary differences are realized or settled. Adjustments to the Company's deferred tax assets are recognized as deferred income tax expense or benefit based on management's judgments relating to the realizability of such asset.

Mortgage servicing

Servicing assets are recognized as separate assets when rights are acquired through purchase or retained upon the sale of loans. Capitalized servicing rights are reported in other assets and are amortized into non-interest income in proportion to, and over the period of, the estimated future net servicing income of the underlying loans. Servicing rights are periodically evaluated for impairment, based upon the estimated fair value of the rights as compared to amortized cost. Impairment is determined by stratifying the rights by predominant characteristics, such as interest rates and terms. Fair value is determined using prices for similar assets with similar characteristics, when available, or based upon discounted cash flows using market-based assumptions. Impairment is recognized through a valuation allowance and is recorded as amortization of other assets, to the extent that estimated fair value is less than the capitalized amount. Subsequent improvement, if any, in the estimated fair value of impaired mortgage servicing rights is reflected in a positive valuation adjustment and is recognized in other income up to (but not in excess of) the amount of the prior impairment.

Pension costs

Pension costs are charged to salaries and employee benefits expense and accrued over the active service period.

Advertising costs

The Company expenses advertising costs as incurred.

Comprehensive income

Accounting principles generally require recognized revenue, expenses, gains and losses to be included in net income. Certain changes in assets and liabilities, such as the after-tax effect of unrealized gains and losses on available-for-sale securities, are not reflected in the statement of income, but the cumulative effect of such items from period-to-period is reflected as a separate component of the shareholders’ equity section of the balance sheet (accumulated other comprehensive income or loss). Other comprehensive income or loss, along with net income, comprises the Company's total comprehensive income.

Preferred stock

The Company issued 25 shares of fixed-to-floating rate non-cumulative perpetual preferred stock, without par value and with a liquidation preference of $100,000 per share, on December 27, 2007. Under the terms of the preferred stock, the Company pays non-cumulative cash dividends quarterly, when, as and if declared by the Board of Directors. Dividends are payable at a fixed rate of 7.50% per annum for the first five years, and thereafter at a variable dividend rate at the Wall Street Journal Prime Rate in effect on the first business day of each quarterly dividend period. The first dividend using the variable rate calculation is payable on March 31, 2013 with a variable rate of 3.25%.

Earnings per common share

Earnings per common share amounts are computed based on the weighted average number of shares of common stock issued during the period, including Dividend Reinvestment Plan (“DRIP”) shares issuable upon reinvestment of dividends (retroactively adjusted for any stock dividends declared) and reduced for shares held in treasury.

The following table illustrates the calculation for the years ended December 31, as adjusted for the cash dividend declared on the preferred stock:

	2012	2011

Net income, as reported	$4,400,690	$3,583,546
Less: dividends to preferred shareholders	187,500	187,500
Net income available to common shareholders	$4,213,190	$3,396,046
Weighted average number of common shares used in calculating earnings per share
	4,769,645	4,674,806
Earnings per common share	$0.88	$0.73

Off-balance-sheet financial instruments

In the ordinary course of business, the Company is a party to off-balance-sheet financial instruments consisting of commitments to extend credit, commercial and municipal letters of credit, standby letters of credit, and risk-sharing commitments on residential mortgage loans sold through the FHLBB’s Mortgage Partnership Finance (“MPF”) program. Such financial instruments are recorded in the consolidated financial statements when they are funded.

Transfers of financial assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Reclassification

Certain amounts in the 2011 financial statements have been reclassified to conform to the current year presentation.

Impact of recently issued accounting standards

In April 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-03, “Reconsideration of Effective Control for Repurchase Agreements,” amending the criteria under ASC Topic 860 for determining whether the transferor under a repurchase agreement involving a financial asset has retained effective control over the financial asset and therefore must account for the transaction as a secured borrowing rather than a sale. The guidance removes from the effective control criteria the consideration of whether the transferor has the ability to repurchase or redeem the financial asset on substantially the agreed terms. The guidance is applied prospectively and is effective for new transactions and for existing transactions that are modified as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Adoption of ASU 2011-03 did not have a material impact on the Company’s consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in United States Generally Accepted Accounting Principles (US GAAP) and IFRS,” amending ASC Topic 820. Although ASU 2011-04 deals primarily with development of a single fair value framework for US GAAP and International Financial Reporting Standards, the ASU also contains additional guidance on fair value measurements. Among other things, ASU 2011-04: clarifies how a principal market is determined; addresses the fair value measurement or counterparty credit risks and the concept of valuation premise and highest and best use of nonfinancial assets; prescribes a model for measuring the fair value of an instrument classified in shareholders’ equity; limits the use of premiums or discounts based on the size of a holding; and requires certain new disclosures, including disclosures of all transfers between Levels 1 and 2 of the fair value hierarchy, whether or not significant, and additional disclosures regarding unobservable inputs and valuation processes for Level 3 measurements. The guidance in ASU 2011-04 is to be applied prospectively, and is effective for interim and annual periods beginning on or after December 15, 2011. Adoption of this ASU did not have a material impact on the Company’s consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, “Presentation of Comprehensive Income,” amending Topic 220. The ASU provides that an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The Company has chosen the latter option. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity. The ASU does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income, nor does it require any transition disclosures. The amendments in this ASU are applied retrospectively, and are effective for fiscal years and interim periods beginning after December 15, 2011. In December 2011, the FASB issued ASU No. 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05”, which defers the effective date of a requirement in ASU 2011-05 related to reclassifications of items out of accumulated other comprehensive income. The deferral of the effective date was made to allow the FASB time to consider whether to require presentation on the face of the financial statements of the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. Adoption of this ASU did not have a material impact on the Company’s consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08, “Testing Goodwill for Impairment,” amending Topic 350. The guidance changes the manner of testing of goodwill for impairment by providing an entity with the option of first assessing qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not (more than 50%) that the fair value of a reporting unit is less than its carrying amount. Such qualitative factors may include the following: macroeconomic conditions; industry and market considerations; cost factors; overall financial performance; and other relevant entity-specific events. If an entity elects to perform a qualitative assessment and determines that an impairment is more likely than not, the entity is then required to perform the existing two-step quantitative impairment test; otherwise, no further analysis is required. An entity also may elect not to perform the qualitative assessment and instead go directly to the two-step quantitative impairment test. These changes are effective for fiscal years beginning on or after December 15, 2011. Adoption of this ASU did not have a material impact on the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11, “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities,” amending Topic 210. The amendments require an entity to disclose both gross and net information about both instruments and transactions that are eligible for offset on the balance sheet and instruments and transactions that are subject to an agreement similar to a master netting arrangement. This guidance is effective for annual periods beginning on or after January 1, 2013 and interim periods within those annual periods, with retrospective disclosure for all comparative periods presented. The Company is evaluating the impact of ASU 2011-11 but does not expect that adoption of the ASU will have a material impact on the Company’s consolidated financial statements.

In July 2012, the FASB issued ASU 2012-02, “Intangibles-Goodwill and Other (Topic 35): Testing Indefinite-Lived Intangible Assets for Impairment,” amending Topic 350. The guidance allows entities to first perform an optional qualitative assessment to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired in order to determine whether the asset should be further evaluated under quantitative impairment testing. The guidance does not revise the requirement that indefinite-lived intangible assets be tested for impairment at least annually, or more frequently if circumstances warrant, although it does revise the examples of events and circumstances that an entity should consider during interim periods. The ASU is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, although early adoption is permitted. The Company is evaluating the impact of ASU 2012-02 but does not expect its adoption will have a material impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income.” This ASU improves the reporting of reclassifications out of accumulated other comprehensive income. The amendments in the ASU seek to attain that objective by requiring an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under US GAAP to be reclassified in its entirety to net income. For other amounts that are not required under US GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under US GAAP that provide additional detail about those amounts. This guidance is effective for reporting periods beginning after December 15, 2012, with early adoption permitted. Other than matters of presentation, the Company believes the adoption of this new guidance will not have a material effect on the Company’s consolidated financial statements.

2. Investment Securities	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
2. Investment Securities

Securities available-for-sale (AFS) and held-to-maturity (HTM) consist of the following:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
Securities AFS	Cost	Gains	Losses	Value

December 31, 2012
U.S. Government sponsored enterprise (GSE) debt securities	$33,552,376	$247,029	$13,936	$33,785,469
U.S. Government securities	7,073,445	28,217	1,072	7,100,590
	$40,625,821	$275,246	$15,008	$40,886,059

December 31, 2011
U.S. GSE debt securities	$60,846,954	$215,595	$99,310	$60,963,239
U.S. Government securities	5,006,979	37,424	848	5,043,555
U.S. GSE preferred stock	42,360	49,763	0	92,123
	$65,896,293	$302,782	$100,158	$66,098,917

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
Securities HTM	Cost	Gains	Losses	Value*

December 31, 2012
States and political subdivisions	$41,865,555	$425,445	$0	$42,291,000

December 31, 2011
States and political subdivisions	$29,702,159	$586,841	$0	$30,289,000

*Method used to determine fair value rounds values to nearest thousand.

The entire balance under “Securities HTM - States and political subdivisions" consists of securities of local municipalities which are attributable to private financing transactions with the Company. The reported fair value of these securities is an estimate based on an analysis that takes into account future maturities and scheduled future repricing. The Company anticipates no losses on these securities and expects to hold them until their maturity.

Securities AFS with a book value of $40,625,821 and $28,236,279 and a fair value of $40,886,059 and $28,425,092 at December 31, 2012 and 2011, respectively, were pledged as collateral for larger dollar repurchase agreement accounts and for other purposes as required or permitted by law.

Proceeds from sales of securities AFS were $36,421,608 in 2012 with gains of $351,301. There were no sales from the securities AFS portfolio during 2011.

The carrying amount and estimated fair value of securities by contractual maturity are shown below. Expected maturities will differ from contractual maturities because issuers may call or prepay obligations with or without call or prepayment penalties, pursuant to contractual terms.

The scheduled maturities of debt securities AFS at December 31, 2012 were as follows:

	Amortized	Fair
	Cost	Value

Due in one year or less	$4,088,947	$4,104,324
Due from one to five years	36,536,874	36,781,735
	$40,625,821	$40,886,059

The scheduled maturities of debt securities HTM at December 31, 2012 were as follows:

	Amortized	Fair
	Cost	Value*

Due in one year or less	$32,741,241	$32,741,000
Due from one to five years	3,849,709	3,956,000
Due from five to ten years	1,916,266	2,023,000
Due after ten years	3,358,339	3,571,000
	$41,865,555	$42,291,000

*Method used to determine fair value rounds values to nearest thousand.

All investments with unrealized losses have been in a continuous loss position less than 12 months. Investments with unrealized losses at December 31 were as follows:

	2012		2011
	Less than 12 months		Less than 12 months
	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss

U.S. GSE debt securities	$8,715,492	$13,936	$29,940,644	$99,310
U.S. Government securities	1,052,639	1,072	999,766	848
	$9,768,131	$15,008	$30,940,410	$100,158

The unrealized losses are a result of changes in market interest rates and not of deterioration in the creditworthiness of the issuer. At December 31, 2012, there were eight U.S. GSE securities and one U.S. Government security in the investment portfolio that were in an unrealized loss position compared to 21 U.S. GSE securities and one U.S. Government security at December 31, 2011.

Management evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market conditions, or adverse developments relating to the issuer, warrant such evaluation. Consideration is given to (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. In analyzing an issuer's financial condition, management considers whether the securities are issued by the federal government or its agencies, whether downgrades by bond rating agencies have occurred, and the results of reviews of the issuer's financial condition.

As the Company has the ability to hold its debt securities until maturity, or for the foreseeable future if classified as AFS, and it is more likely than not that the Company will not have to sell such securities before recovery of their cost basis, no declines in such securities were deemed to be other-than-temporary at December 31, 2012 and 2011.

The Bank is a member of the FHLBB. The FHLBB is a cooperatively owned wholesale bank for housing and finance in the six New England States. Its mission is to support the residential mortgage and community-development lending activities of its members, which include over 450 financial institutions across New England. As a requirement of membership in the FHLBB, the Bank must own a minimum required amount of FHLBB stock, calculated periodically based primarily on the Bank’s level of borrowings from the FHLBB. The Company obtains much of its wholesale funding from the FHLBB. As of December 31, 2012 and 2011, the Company’s investment in FHLBB stock was $3.4 million and $3.7 million, respectively.

FHLBB stock is a non-marketable equity security and therefore is reported at cost, which equals its par value. Shares held in excess of the minimum required amount are generally redeemable at par value. In the first quarter of 2012 the FHLBB announced the termination of a moratorium on member stock redemptions that it had instituted in 2009 in order to preserve its capital in response to adverse market conditions and declining retained earnings. Effective September 5, 2011, the FHLBB amended and restated its capital plan to implement the provisions of a Joint Capital Enhancement Agreement of the 12 Federal Home Loan Banks (“FHLBs”) intended to enhance the capital position of each FHLB, whereby each FHLB will allocate 20 percent of net earnings into its own separate restricted retained earnings account until the account balance equals at least one percent of the FHLB’s average balance of outstanding consolidated obligations for the previous quarter. The agreement is intended to benefit members and investors in FHLBs by further strengthening the FHLB balance sheets and creating an additional buffer to absorb losses.

As a member of the FHLBB, the Company is subject to future capital calls by the FHLBB in order to maintain compliance with its capital plan. In February, 2011, FHLBB announced its intention to declare modest cash dividends beginning in 2011 after a brief period (2008 – 2010) of no dividends. The Company had dividend income on its FHLBB stock of $17,892 in 2012 and $10,917 in 2011.

The Company periodically evaluates its investment in FHLBB stock for impairment based on, among other factors, the capital adequacy of the FHLBB and its overall financial condition. No impairment losses have been recorded through December 31, 2012. The Bank will continue to monitor its investment in FHLBB stock.

3. Loans, Allowance for Loan Losses and Credit Quality	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
3. Loans, Allowance for Loan Losses and Credit Quality

The composition of net loans at December 31 was as follows:

	2012	2011

Commercial & industrial	$49,283,948	$39,514,607
Commercial real estate	139,807,517	132,269,368
Residential real estate - 1st lien	171,114,515	159,535,958
Residential real estate – Jr lien	47,029,023	45,886,967
Consumer	10,642,151	11,465,139
	417,877,154	388,672,039
Deduct (add):
Allowance for loan losses	4,312,080	3,886,502
Deferred net loan costs	(169,501)	(7,251)
Loans held-for-sale	1,501,706	2,285,567
	5,644,285	6,164,818
Net Loans	$412,232,869	$382,507,221

The following is an age analysis of past due loans (including non-accrual) by class:

		90 Days	Total			Non-Accrual	Over 90 Days
December 31, 2012	30-89 Days	or More	Past Due	Current	Total Loans	Loans	and Accruing

Commercial & industrial	$782,937	$377,145	$1,160,082	$48,123,866	$49,283,948	$596,777	$0
Commercial real estate	785,890	888,179	1,674,069	138,133,448	139,807,517	1,892,195	53,937
Residential real estate - 1st lien	4,654,077	844,803	5,498,880	164,113,929	169,612,809	1,928,097	281,845
Residential real estate - Jr lien	379,363	57,128	436,491	46,592,532	47,029,023	338,383	41,434
Consumer	132,624	844	133,468	10,508,683	10,642,151	0	844
Total	$6,734,891	$2,168,099	$8,902,990	$407,472,458	$416,375,448	$4,755,452	$378,060

		90 Days	Total			Non-Accrual	Over 90 Days
December 31, 2011	30-89 Days	or More	Past Due	Current	Total Loans	Loans	and Accruing

Commercial & industrial	$655,168	$265,668	$920,836	$38,593,771	$39,514,607	$1,066,945	$59,618
Commercial real estate	2,266,412	1,288,616	3,555,028	128,714,340	132,269,368	3,714,146	98,554
Residential real estate - 1st lien	5,614,513	2,517,282	8,131,795	149,118,596	157,250,391	2,703,920	969,078
Residential real estate - Jr lien	431,885	2,754,129	3,186,014	42,700,953	45,886,967	464,308	111,061
Consumer	152,151	1,498	153,649	11,311,490	11,465,139	0	1,498
Total	$9,120,129	$6,827,193	$15,947,322	$370,439,150	$386,386,472	$7,949,319	$1,239,809

The following summarizes changes in the allowance for loan losses and select loan information, by portfolio segment.

For the year ended December 31, 2012
			Residential	Residential
	Commercial	Commercial	Real Estate	Real Estate
	& Industrial	Real Estate	1st Lien	Jr Lien	Consumer	Unallocated	Total
Allowance for loan losses
Beginning balance	$342,314	$1,385,939	$1,578,493	$331,684	$124,779	$123,293	$3,886,502
Charge-offs	(159,309)	(57,923)	(246,237)	(135,622)	(96,491)	0	(695,582)
Recoveries	29,769	51,863	5,538	1,538	32,452	0	121,160
Provision	215,607	156,561	225,782	134,956	77,959	189,135	1,000,000
Ending balance	$428,381	$1,536,440	$1,563,576	$332,556	$138,699	$312,428	$4,312,080

Allowance for loan losses
Evaluated for impairment
Individually	$0	$0	$134,800	$39,200	$0	$0	$174,000
Collectively	428,381	1,536,440	1,428,776	293,356	138,699	312,428	4,138,080
Total	$428,381	$1,536,440	$1,563,576	$332,556	$138,699	$312,428	$4,312,080

Loans evaluated for impairment
Individually	$435,165	$1,762,615	$1,641,960	$309,606	$0		$4,149,346
Collectively	48,848,783	138,044,902	167,970,849	46,719,417	10,642,151		412,226,102
Total	$49,283,948	$139,807,517	$169,612,809	$47,029,023	$10,642,151		$416,375,448

For the year ended December 31, 2011
			Residential	Residential
	Commercial	Commercial	Real Estate	Real Estate
	& Industrial	Real Estate	1st Lien	Jr Lien	Consumer	Unallocated	Total
Allowance for loan losses
Beginning balance	$302,421	$1,391,898	$1,830,816	$0	$151,948	$50,852	$3,727,935
Charge-offs	(22,050)	(197,367)	(521,608)	(96,961)	(103,687)	0	(941,673)
Recoveries	13,225	8,479	42,593	20	35,923	0	100,240
Provision	48,718	182,929	226,692	428,625	40,595	72,441	1,000,000
Ending balance	$342,314	$1,385,939	$1,578,493	$331,684	$124,779	$123,293	$3,886,502

Allowance for loan losses
Evaluated for impairment
Individually	$70,600	$57,500	$283,200	$47,200	$0	$0	$458,500
Collectively	271,714	1,328,439	1,295,293	284,484	124,779	123,293	3,428,002
Total	$342,314	$1,385,939	$1,578,493	$331,684	$124,779	$123,293	$3,886,502

Loans evaluated for impairment
Individually	$1,000,120	$3,669,260	$2,366,326	$434,664	$0		$7,470,370
Collectively	38,514,487	128,600,108	154,884,065	45,452,303	11,465,139		378,916,102
Total	$39,514,607	$132,269,368	$157,250,391	$45,886,967	$11,465,139		$386,386,472

Impaired loans by segment were as follows:

For the year ended December 31, 2012
		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

With no related allowance recorded
Commercial & industrial	$435,165	$473,664	$0	$536,973
Commercial real estate	1,762,615	2,123,371	0	2,019,449
Residential real estate - 1st lien	1,024,598	1,250,224	0	893,629
Residential real estate - Jr lien	15,694	76,680	0	34,602

With an allowance recorded
Commercial & industrial	0	0	0	232,743
Commercial real estate	0	0	0	920,842
Residential real estate - 1st lien	617,362	669,288	134,800	892,339
Residential real estate - Jr lien	293,912	319,020	39,200	295,372

Total
Commercial & industrial	$435,165	$473,664	$0	$769,716
Commercial real estate	$1,762,615	$2,123,371	$0	$2,940,291
Residential real estate - 1st lien	$1,641,960	$1,919,512	$134,800	$1,785,968
Residential real estate - Jr lien	$309,606	$395,700	$39,200	$329,974

Total	$4,149,346	$4,912,247	$174,000	$5,825,949

For the year ended December 31, 2011
		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

With no related allowance recorded
Commercial & industrial	$380,624	$391,800	$0	$332,523
Commercial real estate	2,041,101	2,246,905	0	960,407
Residential real estate - 1st lien	1,000,819	1,191,437	0	1,210,137
Residential real estate - Jr lien	125,786	185,142	0	25,157

With an allowance recorded
Commercial & industrial	619,496	637,729	70,600	237,724
Commercial real estate	1,628,159	1,653,646	57,500	1,128,795
Residential real estate - 1st lien	1,365,507	1,869,338	283,200	1,629,151
Residential real estate - Jr lien	308,878	321,475	47,200	61,776

Total
Commercial & industrial	$1,000,120	$1,029,529	$70,600	$570,247
Commercial real estate	$3,669,260	$3,900,551	$57,500	$2,089,202
Residential real estate - 1st lien	$2,366,326	$3,060,775	$283,200	$2,839,288
Residential real estate - Jr lien	$434,664	$506,617	$47,200	$86,933

Total	$7,470,370	$8,497,472	$458,500	$5,585,670

Interest income recognized on impaired loans is immaterial for all periods presented.

Interest accrued but not collected for loans that are placed on non-accrual or charged off is reversed against interest income. The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

The Company is not contractually committed to lend additional funds to debtors with impaired, non-accrual or restructured loans.

Credit Quality Grouping

In developing the allowance for loan losses, management uses credit quality grouping to help evaluate trends in credit quality. The Company groups credit risk into Groups A, B and C. The manner the Company utilizes to assign risk grouping is driven by loan purpose. Commercial purpose loans are individually risk graded while the retail portion of the portfolio is generally grouped by delinquency pool.

Group A loans - Acceptable Risk – are loans that are expected to perform as agreed under their respective terms. Such loans carry a normal level of risk that does not require management attention beyond that warranted by the loan or loan relationship characteristics, such as loan size or relationship size. Group A loans include commercial purpose loans that are individually risk rated and retail loans that are rated by pool. Group A retail loans include both performing consumer and residential real estate loans. Residential real estate loans are loans to individuals secured by 1-4 family homes, including first mortgages, home equity and home improvement loans. Loan balances fully secured by deposit accounts or that are fully guaranteed by the Federal Government are considered acceptable risk.

Group B loans – Management Involved - are loans that require greater attention than the acceptable loans in Group A. Characteristics of such loans may include, but are not limited to, borrowers that are experiencing negative operating trends such as reduced sales or margins, borrowers that have exposure to adverse market conditions such as increased competition or regulatory burden, or borrowers that have had unexpected or adverse changes in management. These loans have a greater likelihood of migrating to an unacceptable risk level if these characteristics are left unchecked. Group B is limited to commercial purpose loans that are individually risk rated.

Group C loans – Unacceptable Risk – are loans that have distinct shortcomings that require a greater degree of management attention. Examples of these shortcomings include a borrower's inadequate capacity to service debt, poor operating performance, or insolvency. These loans are more likely to result in repayment through collateral liquidation. Group C loans range from those that are likely to sustain some loss if the shortcomings are not corrected, to those for which loss is imminent and non-accrual treatment is warranted. Group C loans include individually rated commercial purpose loans, and retail loans adversely rated in accordance with the Federal Financial Institutions Examination Council’s Uniform Retail Credit Classification Policy. Group C retail loans include 1-4 family residential real estate loans and home equity loans past due 90 days or more with loan-to-value ratios greater than 60%, home equity loans 90 days or more past due where the bank does not hold first mortgage, irrespective of loan-to-value, loans in bankruptcy where repayment is likely but not yet established, and lastly consumer loans that are 90 days or more past due.

Commercial purpose loan ratings are assigned by the commercial account officer; for larger and more complex commercial loans, the credit rating is a collaborative assignment by the lender and the credit analyst. The credit risk rating is based on the borrower's expected performance, i.e., the likelihood that the borrower will be able to service its obligations in accordance with the loan terms. Credit risk ratings are meant to measure risk versus simply record history. Assessment of expected future payment performance requires consideration of numerous factors. While past performance is part of the overall evaluation, expected performance is based on an analysis of the borrower's financial strength, and historical and projected factors such as size and financing alternatives, capacity and cash flow, balance sheet and income statement trends, the quality and timeliness of financial reporting, and the quality of the borrower’s management. Other factors influencing the credit risk rating to a lesser degree include collateral coverage and control, guarantor strength and commitment, documentation, structure and covenants and industry conditions. There are uncertainties inherent in this process.

Credit risk ratings are dynamic and require updating whenever relevant information is received. The risk ratings of larger or more complex loans, and Group B and C rated loans, are assessed at the time of their respective annual reviews, during quarterly updates, in action plans or at any other time that relevant information warrants update. Lenders are required to make immediate disclosure to the Chief Credit Officer of any known increase in loan risk, even if considered temporary in nature.

The risk ratings within the loan portfolio by class were as follows:

Total Loans

			Residential	Residential
	Commercial	Commercial	Real Estate	Real Estate
December 31, 2012	&Industrial	Real Estate	1st Lien	Jr Lien	Consumer	Total

Group A	$47,689,238	$131,643,756	$167,876,199	$46,162,420	$10,632,404	$404,004,017
Group B	593,838	4,139,367	404,752	318,248	0	5,456,205
Group C	1,000,872	4,024,394	2,833,564	548,355	9,747	8,416,932
Total	$49,283,948	$139,807,517	$171,114,515	$47,029,023	$10,642,151	$417,877,154

Total Loans

			Residential	Residential
	Commercial	Commercial	Real Estate	Real Estate
December 31, 2011	& Industrial	Real Estate	1st Lien	Jr Lien	Consumer	Total

Group A	$36,971,880	$119,410,381	$153,954,604	$44,943,200	$11,459,371	$366,739,436
Group B	530,523	4,037,860	98,603	322,022	0	4,989,008
Group C	2,012,204	8,821,127	5,482,751	621,745	5,768	16,943,595
Total	$39,514,607	$132,269,368	$159,535,958	$45,886,967	$11,465,139	$388,672,039

Modifications of Loans and TDRs

A loan is classified as a TDR if, for economic or legal reasons related to a borrower’s financial difficulties, the Company grants a concession to the borrower that it would not otherwise consider.

The Company is deemed to have granted such a concession if it has modified a troubled loan in any of the following ways:

·	Reduced accrued interest;
·	Reduced the original contractual interest rate to a rate that is below the current market rate for the borrower;
·	Converted a variable-rate loan to a fixed-rate loan;
·	Extended the term of the loan beyond an insignificant delay;
·	Deferred or forgiven principal in an amount greater than three months of payments; or
·	Performed a refinancing and deferred or forgiven principal on the original loan.

An insignificant delay or insignificant shortfall in the amount of payments typically would not require the loan to be accounted for as a TDR. However, pursuant to regulatory guidance, any delay longer than three months is generally not considered insignificant. The assessment of whether a concession has been granted also takes into account payments expected to be received from third parties, including third-party guarantors, provided that the third party has the ability to perform on the guarantee.

The Company’s TDRs are principally a result of extending loan repayment terms to relieve cash flow difficulties. The Company has only, on a limited basis, reduced interest rates for borrowers below the current market rate for the borrower. The Company has not forgiven principal or reduced accrued interest within the terms of original restructurings, nor has it converted variable rate terms to fixed rate terms. However, the Company evaluates each TDR situation on its own merits and does not foreclose the granting of any particular type of concession.

TDRs by segment for the year ended December 31, 2012 were as follows:

		Pre-	Post-
		Modification	Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

Commercial real estate	2	$1,030,645	$997,645
Residential real estate - 1st lien	3	197,127	192,478
Total	5	$1,227,772	$1,190,123

TDRs by segment for the year ended December 31, 2011 were as follows:

		Pre-	Post-
		Modification	Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

Commercial & industrial	10	$985,666	$985,666
Commercial real estate	6	1,202,546	1,202,546
Residential real estate - 1st lien	4	299,505	299,505
Residential real estate - Jr lien	2	71,928	71,928
Total	22	$2,559,645	$2,559,645

There were no TDRs for which there was a payment default under the restructured terms during the twelve month period ended December 31, 2012. The TDRs for which there was a payment default during the year ended December 31, 2011 were as follows:

	Number of	Recorded
	Contracts	Investment

Commercial & industrial	8	$741,090
Commercial real estate	1	401,002
Residential real estate - 1st lien	2	178,492
Residential real estate - Jr lien	1	34,687
Total	12	$1,355,271

TDRs are treated as other impaired loans and carry individual specific reserves with respect to the calculation of the allowance for loan losses. These loans are categorized as non-performing, may be past due, and are generally adversely risk rated. The TDRs that have defaulted under their restructured terms are generally in collection status and their reserve is typically calculated using the fair value of collateral method. At December 31, 2012 and 2011, the allowance related to TDRs was approximately $23,000 and $203,000, respectively.

At December 31, 2012, the Company did not have any commitments to lend additional funds to borrowers with loans classified as TDRs.

4. Loan Servicing	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
4. Loan Servicing

Mortgage loans serviced for others are not included in the accompanying consolidated balance sheets. The unpaid principal balances of mortgage loans serviced for others were $198,438,802 and $201,405,241 at December 31, 2012 and 2011, respectively. Net gain realized on the sale of loans was $1,375,689 and $792,303 for the years ended December 31, 2012 and 2011, respectively.

Changes in mortgage servicing rights for the years ended December 31 are summarized as follows:

	December 31,	December 31,
	2012	2011

Balance at beginning of year	$1,097,442	$1,076,708
Mortgage servicing rights capitalized	406,807	355,730
Mortgage servicing rights amortized	(409,584)	(346,165)
Change in valuation allowance	(85,042)	11,169
Balance at end of year	$1,009,623	$1,097,442

5. Bank Premises and Equipment	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
5. Bank Premises and Equipment

The major classes of bank premises and equipment and accumulated depreciation and amortization at December 31 were as follows:

	2012	2011

Buildings and improvements	$10,762,761	$10,668,590
Land and land improvements	2,403,921	2,378,813
Furniture and equipment	7,340,676	7,011,347
Leasehold improvements	1,302,395	1,296,405
Capital lease	976,907	976,907
Other prepaid assets	175,507	17,490
	22,962,167	22,349,552
Less accumulated depreciation and amortization	(10,718,847)	(9,634,326)
	$12,243,320	$12,715,226

The Company is obligated under non-cancelable operating leases for bank premises expiring in various years through 2016, with options to renew. Minimum future rental payments for these leases with original terms in excess of one year as of December 31, 2012 for each of the next five years and in aggregate are:

2013	$171,374
2014	147,083
2015	123,028
2016	55,000
2017	0
$496,485

Total rental expense amounted to $230,756 and $222,180 for the years ended December 31, 2012 and 2011, respectively.

Capital lease obligations

The following is a schedule by years of future minimum lease payments under capital leases, together with the present value of the net minimum lease payments as of December 31, 2012:

2013	$ 123,755
2014	126,255
2015	129,755
2016	129,755
2017	133,255
Subsequent to 2017	420,657
Total minimum lease payments	1,063,432
Less amount representing interest	(288,731)
Present value of net minimum lease payments	$ 774,701

6. Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
6. Goodwill and Other Intangible Assets

As a result of the merger with LyndonBank on December 31, 2007, the Company recorded goodwill amounting to $11.6 million. The goodwill is not amortizable and is not deductible for tax purposes.

The Company also recorded $4,161,000 of acquired identified intangible assets representing the core deposit intangible, which is subject to amortization as a non-interest expense over a ten year period. The accumulated amortization expense was $2,797,524 and $2,456,654 as of December 31, 2012 and 2011, respectively.

The amortization expense related to the remaining core deposit intangible at December 31, 2012 is expected to be as follows:

2013	272,695
2014	272,695
2015	272,695
2016	272,695
2017	272,696
Total remaining core deposit intangible expense	$1,363,476

Management evaluated goodwill for impairment at December 31, 2012 and 2011 and concluded that no impairment existed as of such dates.

7. Other Investments	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
7. Other Investments

On December 19, 2011, the Company established a single-member LLC to facilitate the purchase of federal NMTC through an investment structure designed by a local community development entity. The LLC will not conduct any business apart from its role in the NMTC financing structure. The NMTC equity investment generated tax credits of $170,750 for each of the years ended December 31, 2012 and 2011, with an amortization expense of $39,662 and $136,518, respectively, for the years ended December 31, 2012 and 2011. The carrying value of the NMTC equity investment was $785,080 and $824,742 at December 31, 2012 and 2011, respectively, and is included in other assets.

The Company has purchased from time to time interests in various limited partnerships established to acquire, own and rent residential housing for low and moderate income Vermonters located in northeastern and central Vermont. The tax credits from these investments were $1,157,541 for the year ended December 31, 2012 and $534,076 for the year ended December 31, 2011. Expenses related to amortization of the investments in the limited partnerships are recognized as a component of "other expenses", and were $1,175,177 and $479,346 for 2012 and 2011, respectively. The carrying values of the limited partnership investments were $2,808,551 and $3,769,898 at December 31, 2012 and 2011, respectively, and are included in other assets.

The Bank has a one-third ownership interest in a nondepository trust company, CFSG, based in Newport, Vermont, which is held indirectly through Community Financial Services Partners, LLC ("Partners"), a Vermont LLC that owns 100% of the LLC equity interests of CFSG. The Bank accounts for its investment in Partners under the equity method of accounting. The Company's investment in Partners, included in other assets, amounted to $666,661 as of December 31, 2012 and $516,946 as of December 31, 2011. The Company recognized income of $149,715 for 2012 and income of $147,779 for 2011 through Partners from the operations of CFSG.

8. Time Deposits	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
8. Time Deposits	The following is a maturity distribution of time deposits at December 31, 2012:
2013	$ 63,765,442
2014	16,819,956
2015	18,840,356
2016	13,146,423
2017	8,953,887
Total time deposits	$121,526,064

9. Borrowed Funds	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
9. Borrowed Funds

Borrowings from the FHLBB as of December 31 were as follows:

	2012	2011
Long-Term Borrowings
FHLBB Community Investment Program borrowing, 7.67% fixed rate,
due November 16, 2012	$0	$10,000
FHLBB term borrowing, 1.00% fixed rate, due January 27, 2012	0	6,000,000
FHLBB term borrowing, 1.71% fixed rate, due January 28, 2013	6,000,000	6,000,000
FHLBB term borrowing, 2.72% fixed rate, due January 27, 2015	0	6,000,000
Total borrowings	$6,000,000	$18,010,000

The Company maintained a $500,000 IDEAL Way Line of Credit with the FHLBB at December 31, 2012 and 2011 with no outstanding advances under this line at either year-end date. Interest on these borrowings is at a rate determined daily by the FHLBB and payable monthly.

Borrowings from the FHLBB are secured by a blanket lien on qualified collateral consisting primarily of loans with first mortgages secured by 1-4 family properties. Qualified collateral for these borrowings totaled $116,101,167 and $110,950,040 as of December 31, 2012 and 2011, respectively. As of December 31, 2012 and 2011, the Company's potential borrowing capacity was $72,591,692 and $77,902,569, respectively, reduced by outstanding advances.

Under a separate agreement, the Company has the authority to collateralize public unit deposits, up to its available borrowing capacity, with letters of credit issued by the FHLBB. At December 31, 2012, $15,800,000 in FHLBB letters of credit was utilized as collateral for these deposits compared to $15,950,000 at December 31, 2011. Total fees paid by the Company in connection with issuance of these letters of credit were $41,749 for 2012 and $44,656 for 2011.

The Company also has a line of credit with the FRBB, which is intended to be used as a contingency funding source. For this Borrower-in-Custody arrangement, the Company pledged eligible commercial and industrial loans, commercial real estate loans and home equity loans resulting in an available line of $71,345,734 and $69,222,549 as of December 31, 2012 and 2011, respectively. Credit advances in the FRBB lending program are overnight advances with interest chargeable at the primary credit rate (generally referred to as the discount rate), which was 75 basis points as of December 31, 2012. As of December 31, 2012 and 2011, the Company had no outstanding advances against this line.

10. Junior Subordinated Debentures	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
10. Junior Subordinated Debentures

As of December 31, 2012 and 2011, the Company had outstanding $12,887,000 principal amount of Junior Subordinated Debentures due 2037 (the “Debentures”). The Company pays interest on the Debentures quarterly at a fixed annual rate of 7.56% through December 15, 2012, and thereafter at a floating rate equal to the 3-month London Interbank Offered Rate (LIBOR) plus 2.85%. The Debentures mature on December 15, 2037 and are subordinated and junior in right of payment to all senior indebtedness of the Company, as defined in the Indenture dated as of October 31, 2007 between the Company and Wilmington Trust Company, as Trustee. The Debentures first became redeemable, in whole or in part, by the Company on December 15, 2012. Interest paid on the Debentures for 2012 and 2011 was $974,257 each year, and is deductible for tax purposes.

The Debentures were issued and sold to CMTV Statutory Trust I (the “Trust”). The Trust is a special purpose trust funded by a capital contribution of $387,000 from the Company, in exchange for 100% of the Trust’s common equity. The Trust was formed for the purpose of issuing corporation-obligated mandatorily redeemable Capital Securities (“Capital Securities”) in the principal amount of $12.5 million to third-party investors and using the proceeds from the sale of such Capital Securities and the Company’s initial capital contribution to purchase the Debentures. The Debentures are the sole asset of the Trust. Distributions on the Capital Securities issued by the Trust are payable quarterly at a rate per annum equal to the interest rate being earned by the Trust on the Debentures. The Capital Securities are subject to mandatory redemption, in whole or in part, upon repayment of the Debentures. The Company has entered into an agreement which, taken collectively, fully and unconditionally guarantees the Capital Securities subject to the terms of the guarantee.

The Debentures are currently includable in the Company’s Tier 1 capital up to 25% of core capital elements (see Note 20).

11. Repurchase Agreements	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
11. Repurchase Agreements

Securities sold under agreements to repurchase amounted to $34,149,608 and $21,645,446 as of December 31, 2012 and 2011, respectively. These agreements are collateralized by U. S. GSE securities and U. S. Treasury notes with a book value of $40,625,821 and $28,236,279 and a fair value of $40,886,059 and $28,425,092 at December 31, 2012 and 2011, respectively.

The average daily balance of these repurchase agreements was $26,383,409 and $21,725,160 during 2012 and 2011, respectively. The maximum borrowings outstanding on these agreements at any month-end reporting period of the Company were $34,149,608 and $24,090,954 during 2012 and 2011, respectively. These repurchase agreements mature daily and carried a weighted average interest rate of .55% during 2012 and .65% during 2011.

12. Income Taxes	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
12. Income Taxes

The Company prepares its federal income tax return on a consolidated basis. Federal income taxes are allocated to members of the consolidated group based on taxable income.

Federal income tax expense (benefit) for the years ended December 31 was as follows:

	2012	2011

Currently paid or payable	$92,482	$348,610
Deferred expense (benefit)	(231,970)	(114,334)
Total income tax (benefit) expense	$(139,488)	$234,276

Total income tax expense (benefit) differed from the amounts computed at the statutory federal income tax rate of 34 percent primarily due to the following for the years ended December 31:

	2012	2011

Computed expense at statutory rates	$1,448,808	$1,298,059
Tax exempt interest & BOLI	(379,715)	(382,943)
Disallowed interest	20,169	20,786
Partnership tax credits	(1,260,200)	(704,826)
New markets tax credit amortization expense	26,177	0
Other	5,273	3,200
	$(139,488)	$234,276

The deferred income tax benefit consisted of the following items for the years ended December 31:

	2012	2011

Depreciation	$(37,653)	$(46,560)
Mortgage servicing rights	(29,859)	7,050
Deferred compensation	(22,827)	115,239
Bad debts	(249,202)	(53,913)
Non-accrual loan interest	73,065	(19,867)
Limited partnership amortization	(340,021)	0
Investment in Partners	44,991	0
Fair value adjustment on acquired premises
and equipment	153,862	0
Core deposit intangible	(115,896)	(144,869)
Loan fair value	(18,031)	(29,648)
Fannie Mae preferred stock write down	779,578	16,919
Alternative minimum tax	59,031	0
OREO write down	0	53,210
Tax credit carryovers	(604,096)	0
Other	75,088	(11,895)
Change in deferred tax benefit	$(231,970)	$(114,334)

Listed below are the significant components of the net deferred tax asset at December 31:

	2012	2011

Components of the deferred tax asset:
Bad debts	$1,396,437	$1,147,235
Non-accrual loan interest	26,907	99,972
Deferred compensation	245,037	222,210
Limited partnerships	84,741	0
Contingent liability - MPF program	40,526	42,139
Fair value adjustment on acquired securities
available-for-sale	0	528,205
Fannie Mae preferred stock write down	0	251,373
Capital lease	71,041	66,995
Alternative minimum tax	0	59,031
Fair value adjustment on acquired premises
and equipment	0	153,862
Tax and rehab credit carryforwards	604,096	0
Other	34,789	112,310
Total deferred tax asset	2,503,574	2,683,332

Components of the deferred tax liability:
Depreciation	260,607	298,260
Limited partnerships	0	255,280
Mortgage servicing rights	343,271	373,130
Unrealized gain on securities available-for-sale	88,482	68,892
Investment in Partners	44,991	0
Core deposit intangible	463,582	579,478
Fair value adjustment on acquired loans	54,513	72,544
Total deferred tax liability	1,255,446	1,647,584

Net deferred tax asset	$1,248,128	$1,035,748

US GAAP provides for the recognition and measurement of deductible temporary differences (including general valuation allowances) to the extent that it is more likely than not that the deferred tax asset will be realized.

The net deferred tax asset is included in other assets in the consolidated balance sheets.

ASC Topic 740, "Income Taxes", defines the criteria that an individual tax position must satisfy for some or all of the benefits of that position to be recognized in a company's financial statements. Topic 740 prescribes a recognition threshold of more-likely-than-not, and a measurement attribute for all tax positions taken or expected to be taken on a tax return, in order for those tax positions to be recognized in the consolidated financial statements. The Company has adopted these provisions and there was no material effect on the consolidated financial statements. The Company is currently open to audit under the statute of limitations by the Internal Revenue Service for the years ended December 31, 2009 through 2011.

13. 401(k) and Profit-Sharing Plan	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
13. 401(k) and Profit-Sharing Plan

The Company has a defined contribution plan covering all employees who meet certain age and service requirements. The pension expense was $481,875 and $506,640 for 2012 and 2011, respectively. These amounts represent discretionary matching contributions of a portion of the voluntary employee salary deferrals under the 401(k) plan and discretionary profit-sharing contributions under the plan.

14. Deferred Compensation and Supplemental Employee Retirement Plans	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
14. Deferred Compensation and Supplemental Employee Retirement Plans

The Company maintains a directors’ deferred compensation plan and, prior to 2005, maintained a retirement plan for its directors. Participants are general creditors of the Company with respect to these benefits. The benefits accrued under these plans were $413,884 and $409,684 at December 31, 2012 and 2011, respectively. Expenses associated with these plans were $24,199 and $31,377 for the years ended December 31, 2012 and 2011, respectively.

The Company also maintains a supplemental employee retirement plan for certain key employees of the Company. Benefits accrued under this plan were $306,815 and $243,875 at December 31, 2012 and 2011, respectively. The expense associated with this plan was $62,940 and $30,165 for the years ended December 31, 2012 and 2011, respectively.

15. Financial Instruments with Off-Balance-Sheet Risk	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
15. Financial Instruments with Off-Balance-Sheet Risk

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers and to reduce its own exposure to fluctuations in interest rates. These financial instruments include commitments to extend credit, standby letters of credit and financial guarantees, commitments to sell loans and risk-sharing commitments on certain sold loans. Such instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of those instruments reflect the maximum extent of involvement the Company has in particular classes of financial instruments.

The Company's maximum exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and standby letters of credit and financial guarantees written is represented by the contractual notional amount of those instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments.

The Company generally requires collateral or other security to support financial instruments with credit risk. At December 31, the following off balance sheet financial instruments representing credit risk were outstanding:

	Contract or
	Notional Amount
	2012	2011

Unused portions of home equity lines of credit	$21,120,077	$20,161,629
Other commitments to extend credit	45,551,282	38,106,476
Residential construction lines of credit	1,138,872	588,290
Commercial real estate and other construction lines of credit	1,762,424	2,126,558
Standby letters of credit and commercial letters of credit	1,193,480	1,954,885
Recourse on sale of credit card portfolio	352,000	398,200
MPF credit enhancement obligation, net (See Note 16)	2,035,858	1,979,684

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future funding requirements. At December 31, 2012 and 2011, the Company had binding loan commitments to sell residential mortgages at fixed rates totaling $3,395,249 and $5,623,474, respectively (see Note 16). The recourse provision under the terms of the sale of the Company’s credit card portfolio in 2007 is based on total lines, not balances outstanding. Based on historical losses, the Company does not expect any significant losses from this commitment.

The Company evaluates each customer's credit-worthiness on a case-by-case basis. The amount of collateral obtained if deemed necessary by the Company upon extension of credit, or a commitment to extend credit, is based on management's credit evaluation of the counter-party. Collateral held varies but may include real estate, accounts receivable, inventory, property, plant and equipment, and income-producing commercial properties.

Standby letters of credit and financial guarantees written are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. Those guarantees are primarily issued to support private borrowing arrangements. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loans to customers. The fair value of standby letters of credit has not been included in the balance sheets as the fair value is immaterial.

In connection with its trust preferred securities financing completed on October 31, 2007, the Company guaranteed the payment obligations under the capital securities of its subsidiary, CMTV Statutory Trust I. The source of funds for payments by the Trust on its capital trust securities is payments made by the Company on its debentures issued to the Trust. The Company's obligation under those debentures is fully reflected in the Company's consolidated balance sheet, in the amount of $12,887,000 at December 31, 2012 and 2011. Of this amount, $12,500,000 represents external financing through the issuance to investors of Capital Securities by CMTV Statutory Trust I (See Note 10).

16. Contingent Liability	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
16. Contingent Liability

The Company sells first lien 1-4 family residential mortgage loans under the MPF program with FHLBB. Under this program the Company shares in the credit risk of each mortgage loan, while receiving fee income in return. The Company is responsible for a Credit Enhancement Obligation (CEO) based on the credit quality of these loans. FHLBB funds a First Loss Account (FLA) based on the Company's outstanding MPF mortgage balances. This creates a laddered approach to sharing in any losses. In the event of default, homeowner's equity and private mortgage insurance, if any, are the first sources of repayment; the FHLBB's FLA funds are then utilized, followed by the participant’s CEO, with the balance of losses absorbed by FHLBB. These loans must meet specific underwriting standards of the FHLBB. As of December 31, 2012 and 2011, the Company had $53,255,305 and $54,682,000, respectively, in loans sold through the MPF program and on which the Company had a CEO. As of December 31, 2012, the notional amount of the maximum CEO related to this program was $2,155,052 compared to $2,103,622 as of December 31, 2011. The Company had accrued a contingent liability for this CEO in the amount of $119,194 and $123,938 as of December 31, 2012 and 2011, respectively, which is calculated based on the methodology used in calculating its allowance for loan losses, adjusted to reflect the risk sharing arrangements with the FHLBB. The volume of loans sold to the MPF program and the corresponding credit obligation continue to be closely monitored by management.

17. Legal Proceedings	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
17. Legal Proceedings

In the normal course of business, the Company is involved in various claims and legal proceedings. In the opinion of the Company's management, after consulting with the Company's legal counsel, any liabilities resulting from such proceedings are not expected to be material to the Company's consolidated financial condition or results of operations.

18. Transactions with Related Parties	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
18. Transactions with Related Parties

The Company has had, and may be expected to have in the future, banking transactions in the ordinary course of business with directors, principal officers, their immediate families and affiliated companies in which they are principal shareholders (commonly referred to as related parties), all of which have been, in the opinion of management, made on the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with others and which do not represent more than the normal risk of collectibility, or present other unfavorable features.

Aggregate loan transactions with related parties as of December 31 were as follows:

	2012	2011

Balance, beginning of year	$5,998,756	$7,015,993
Loans - New Principal Officers/Directors	0	67,458
New loans to existing Officers/Directors	36,354,194	26,240,945
Retirement of Director	0	(175,388)
Repayment*	(35,289,237)	(27,150,252)
Balance, end of year	$7,063,713	$5,998,756

*Includes loans sold to the secondary market.

Total deposits with related parties were $7,901,009 and $6,591,585 at December 31, 2012 and 2011, respectively.

The Company leases 2,253 square feet of condominium space in the state office building on Main Street in Newport, Vermont to its trust company affiliate, CFSG, for its principal offices. CFSG also leases offices in the Company’s Barre and Lyndonville branches. The amount of rental income received from CFSG for the years ended December 31, 2012 and 2011 was $37,177 and $33,950, respectively.

The Company utilizes the services of CFSG as an investment advisor for the Company’s 401(k) plan. The Human Resources committee of the Board of Directors is the Trustee of the plan, and CFSG provides investment advice for the plan. CFSG also acts as custodian of the retirement funds and makes investments on behalf of the plan and its participants. The Company pays monthly management fees to CFSG based on the market value of the total assets under management. The amount paid to CFSG for the years ended December 31, 2012 and 2011 was $36,318 and $38,982, respectively.

19. Restrictions on Cash and Due From Banks	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
19. Restrictions on Cash and Due From Banks

Due to a change in FRBB policies, the Company is no longer required to maintain reserve balances in cash at the FRBB beginning in 2012. At December 31, 2011, the reserve requirement was $0.

In the ordinary course of business the Company may, from time to time, maintain amounts due from correspondent banks that exceed federally insured limits. However, no losses have occurred in these accounts and the Company believes it is not exposed to any significant risk with respect to such accounts. The Company was required to maintain contracted balances with other correspondent banks of $462,500 at December 31, 2012 and 2011. Of the $462,500 balance, $262,500 was a separate agreed upon “impressed” balance to avoid monthly charges on the Company’s current federal funds liquidity line.

20. Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
20. Regulatory Capital Requirements

The Company (on a consolidated basis) and the Bank are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory - and possibly additional discretionary - actions by regulators that, if undertaken, could have a direct material effect on the Company's and the Bank's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities, and certain off-balance-sheet items, as calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors. Prompt corrective action capital requirements are applicable to banks, but not bank holding companies.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier 1 capital (as defined) to average assets (as defined). The Company’s non-cumulative Series A preferred stock ($2.5 million liquidation preference) is includable without limitation in its Tier 1 capital. In accordance with changes in the regulatory requirements for calculating capital ratios, beginning with the quarter ended March 31, 2011, the Company deducts the amount of goodwill for purposes of calculating the amount of its trust preferred junior subordinated debentures includable in Tier 1 capital. Management believes, as of December 31, 2012, that the Company and the Bank met all capital adequacy requirements to which they are subject.

As of December 31, 2012 the Bank was considered well capitalized under the regulatory capital framework for Prompt Corrective Action and the Company exceeded applicable consolidated regulatory capital guidelines.

The following table shows the regulatory capital ratios for the Company and the Bank as of December 31:

					Minimum To Be Well
					Capitalized Under
			Minimum For Capital		Prompt Corrective
	Actual		Adequacy Purposes:		Action Provisions:
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
As of December 31, 2012:
Total capital (to risk-weighted assets)
Company	$47,385	12.57%	$30,164	8.00%	N/A	N/A
Bank	$46,796	12.44%	$30,099	8.00%	$37,623	10.00%

Tier I capital (to risk-weighted assets)
Company	$40,724	10.80%	$15,082	4.00%	N/A	N/A
Bank	$42,440	11.28%	$15,049	4.00%	$22,574	6.00%

Tier I capital (to average assets)
Company	$40,724	7.27%	$22,416	4.00%	N/A	N/A
Bank	$42,440	7.58%	$22,387	4.00%	$27,984	5.00%

As of December 31, 2011:
Total capital (to risk-weighted assets)
Company	$44,289	11.95%	$29,660	8.00%	N/A	N/A
Bank	$43,710	11.82%	$29,596	8.00%	$36,995	10.00%

Tier I capital (to risk-weighted assets)
Company	$37,231	10.04%	$14,830	4.00%	N/A	N/A
Bank	$39,768	10.75%	$14,798	4.00%	$22,197	6.00%

Tier I capital (to average assets)
Company	$37,231	6.81%	$21,882	4.00%	N/A	N/A
Bank	$39,768	7.28%	$21,853	4.00%	$27,316	5.00%

The Company's ability to pay dividends to its shareholders is largely dependent on the Bank's ability to pay dividends to the Company. The Bank is restricted by law as to the amount of dividends that can be paid. Dividends declared by national banks that exceed net income for the current and preceding two years must be approved by the Bank’s primary banking regulator, the Office of the Comptroller of the Currency (“OCC”). Regardless of formal regulatory restrictions, the Bank may not pay dividends that would result in its capital levels being reduced below the minimum requirements shown above.

21. Fair Value	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
21. Fair Value

Certain assets and liabilities are recorded at fair value to provide additional insight into the Company’s quality of earnings. Some of these assets and liabilities are measured on a recurring basis while others are measured on a nonrecurring basis, with the determination based upon applicable existing accounting pronouncements. For example, securities available-for-sale are recorded at fair value on a recurring basis. Other assets, such as mortgage servicing rights, loans held-for-sale, and impaired loans, are recorded at fair value on a nonrecurring basis using the lower of cost or market methodology to determine impairment of individual assets. The Company groups assets and liabilities which are recorded at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. A financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement (with Level 1 considered highest and Level 3 considered lowest). A brief description of each level follows.

Level 1 Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as U.S. Treasury, other U.S. Government and agency mortgage-backed debt securities that are highly liquid and are actively traded in over-the-counter markets.

Level 2 Observable inputs other than Level 1 prices such as quoted prices for similar assets and liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments and derivative contracts whose value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. This category generally includes mortgage servicing rights, impaired loans, and OREO.

Level 3 Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Fair values of financial instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and cash equivalents:  The carrying amounts reported in the balance sheet for cash and cash equivalents approximate their fair values. As such, the Company classifies these financial instruments as Level 1.

Securities Available-for-Sale. Investment securities available-for-sale are recorded at fair value on a recurring basis. Fair value measurement is based upon quoted prices for similar assets, if available. If quoted prices are not available, fair values are measured using matrix pricing models, or other model-based valuation techniques requiring observable inputs other than quoted prices such as yield curves, prepayment speeds and default rates. Level 1 securities would include U.S. Treasury securities that are traded by dealers or brokers in active over-the-counter markets. Level 2 securities include federal agency securities.

Restricted equity securities:  Restricted equity securities are comprised of FRBB stock and FHLBB stock. These securities are carried at cost, which is believed to approximate fair value, based on the redemption provisions of the FRBB and the FHLBB. The stock is nonmarketable, and redeemable at par value, subject to certain conditions, and, in the case of FHLBB stock, a moratorium on redemptions.

Loans and loans held-for-sale:  For variable-rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying amounts. The fair values for other loans (for example, fixed rate residential, commercial real estate, and rental property mortgage loans, and commercial and industrial loans) are estimated using discounted cash flow analyses, based on interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. Loan fair value estimates include judgments regarding future expected loss experience and risk characteristics. Loan impairment is deemed to exist when full repayment of principal and interest according to the contractual terms of the loan is no longer probable. Impaired loans are reported based on one of three measures: the present value of expected future cash flows discounted at the loan’s effective interest rate; the loan’s observable market price; or the fair value of the collateral if the loan is collateral dependent. If the fair value is less than an impaired loan’s recorded investment, an impairment loss is recognized as part of the allowance for loan losses. Accordingly, certain impaired loans may be subject to measurement at fair value on a non-recurring basis. Management has estimated the fair values of these assets using Level 2 inputs, such as the fair value of collateral based on independent third-party appraisals for collateral-dependent loans.

The fair value of loans held-for-sale is based upon an actual purchase and sale agreement between the Company and an independent market participant. The sale is executed within a reasonable period following quarter end at the stated fair value.

Mortgage servicing rights. Mortgage servicing rights represent the value associated with servicing residential mortgage loans. Servicing assets and servicing liabilities are reported using the amortization method. In evaluating the carrying values of mortgage servicing rights, the Company obtains third party valuations based on loan level data including note rate, and the type and term of the underlying loans. As such, the Company classifies mortgage servicing rights as nonrecurring Level 2.

OREO. Real estate acquired through foreclosure is initially recorded at market value. The fair value of other real estate owned is based on property appraisals and an analysis of similar properties currently available. As such, the Company records other real estate owned as nonrecurring Level 2.

Impaired loans. A loan is considered to be impaired when it is probable that all of the principal and interest due under the original underwriting terms of the loan may not be collected. Impairment is measured based on the fair value of the underlying collateral or present value of expected cash flows. As such, the Company records impaired loans as nonrecurring Level 2.

Deposits, federal funds purchased and borrowed funds:  The fair values disclosed for demand deposits (for example, checking and savings accounts) are, by definition, equal to the amount payable on demand at the reporting date (that is, their carrying amounts). The fair values for certificates of deposit and borrowed funds are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates and indebtedness to a schedule of aggregated contractual maturities on such time deposits and indebtedness. As such the Company classifies deposits as Level 2.

Junior subordinated debentures: Fair value is estimated using current rates for debentures of similar maturity. As such the Company classifies these instruments as Level 2.

Capital lease obligations: Fair value is determined using a discounted cash flow calculation using current rates. Based on current rates, carrying value approximates fair value. As such the Company classifies these obligations as Level 2.

Accrued interest:  The carrying amounts of accrued interest approximate their fair values. As such the Company classifies accrued interest as Level 2.

Off-balance-sheet credit related instruments:  Commitments to extend credit are evaluated and fair value is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present credit-worthiness of the counterparties. For fixed-rate loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates.

FASB ASC Topic 825 “Financial Instruments”, requires disclosures of fair value information about financial instruments, whether or not recognized in the balance sheet, if the fair values can be reasonably determined. Fair value is best determined based upon quoted market prices. However, in many instances, there are no quoted market prices for the Company’s various financial instruments. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques using observable inputs when available. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accordingly, the fair value estimates may not be realized in an immediate settlement of the instrument. Topic 825 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented may not necessarily represent the underlying fair value of the Company.

Assets Recorded at Fair Value on a Recurring Basis

Assets measured at fair value on a recurring basis and reflected in the consolidated balance sheets at the dates presented, segregated by fair value hierarchy, are summarized below:

December 31, 2012	Level 1	Level 2	Total
Assets: (market approach)
U.S. GSE debt securities	$0	$33,785,469	$33,785,469
U.S. Government securities	7,100,590	0	7,100,590

December 31, 2011
Assets: (market approach)
U.S. GSE debt securities	$0	$60,963,239	$60,963,239
U.S. Government securities	5,043,555	0	5,043,555
U.S. GSE preferred stock	92,123	0	92,123

There were no transfers between Levels 1 and 2 during the periods presented. There were no Level 3 financial instruments as of the balance sheet dates presented.

Assets Recorded at Fair Value on a Non-Recurring Basis

The following table includes assets measured at fair value on a nonrecurring basis that have had a fair value adjustment since their initial recognition. Impaired loans measured at fair value only include impaired loans with a related specific allowance for loan losses and are presented net of specific allowances as disclosed in Note 3.

Assets measured at fair value on a nonrecurring basis and reflected in the balance sheet at the dates presented, segregated by fair value hierarchy, are summarized below:

December 31, 2012	Level 2
Assets: (market approach)
Mortgage servicing rights	$1,009,623
Impaired loans, net of related allowance	737,274
OREO	1,074,705

December 31, 2011
Assets: (market approach)
Mortgage servicing rights	$1,167,808
Impaired loans, net of related allowance	3,463,540
OREO	90,000

There were no Level 1 or Level 3 financial instruments measured on a non-recurring basis as of the balance sheet dates presented.

The carrying amounts and estimated fair values of the Company's financial instruments were as follows:

December 31, 2012	Carrying	Fair	Fair	Fair	Fair
	Amount	Value	Value	Value	Value
	(Dollars in Thousands)
Financial assets:		Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$29,882	$29,882	$0	$0	$29,882
Securities held-to-maturity	41,866	0	42,291	0	42,291
Securities available-for-sale	40,886	7,101	33,785	0	40,886
Restricted equity securities	4,021	0	4,021	0	4,021
Loans and loans held-for-sale
Commercial & industrial	49,284	0	0	49,876	49,876
Commercial real estate	139,808	0	0	140,938	140,938
Residential real estate - 1st lien	171,115	0	0	177,201	177,201
Residential real estate - Jr lien	47,029	0	0	47,794	47,794
Consumer	10,642	0	0	11,079	11,079
Mortgage servicing rights	1,010	0	1,010	0	1,010
Accrued interest receivable	1,751	0	1,751	0	1,751

Financial liabilities:
Deposits
Other deposits	460,939	0	463,168	0	463,168
Brokered deposits	14,558	0	14,559	0	14,559
Federal funds purchased and other borrowed funds	6,000	0	6,004	0	6,004
Repurchase agreements	34,150	0	34,150	0	34,150
Capital lease obligations	775	0	775	0	775
Subordinated debentures	12,887	0	13,158	0	13,158
Accrued interest payable	93	0	93	0	93

December 31, 2011	Carrying	Fair
	Amount	Value
	(Dollars in Thousands)

Financial assets:
Cash and cash equivalents	$23,465	$23,465
Securities held-to-maturity	29,702	30,289
Securities available-for-sale	66,099	66,099
Restricted equity securities	4,309	4,309
Loans and loans held-for-sale, net	384,793	395,386
Mortgage servicing rights	1,097	1,168
Accrued interest receivable	1,701	1,701

Financial liabilities:
Deposits	454,393	457,347
Federal funds purchased and other borrowed funds	18,010	18,404
Repurchase agreements	21,645	21,645
Capital lease obligations	833	833
Subordinated debentures	12,887	11,691
Accrued interest payable	150	150

The estimated fair values of commitments to extend credit and letters of credit were immaterial at December 31, 2012 and 2011.

22. Condensed Financial Information (Parent Company Only)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
22. Condensed Financial Information (Parent Company Only)

The following condensed financial statements are for Community Bancorp. (Parent Company Only), and should be read in conjunction with the consolidated financial statements of Community Bancorp. and Subsidiary.

Community Bancorp. (Parent Company Only)
Condensed Balance Sheets
December 31, 2012 and 2011

Assets	2012	2011

Cash	$ 236,514	$ 196,945
Investment in subsidiary - Community National Bank	55,650,407	53,226,506
Investment in Capital Trust	387,000	387,000
Income taxes receivable	436,944	416,781
Total assets	$56,710,865	$54,227,232

Liabilities and Shareholders' Equity
Liabilities
Junior subordinated debentures	$12,887,000	$12,887,000
Dividends payable	471,290	421,823
Total liabilities	13,358,290	13,308,823

Shareholders' Equity
Preferred stock, 1,000,000 shares authorized, 25 shares issued and outstanding
at December 31, 2012 and 2011 ($100,000 liquidation value)	2,500,000	2,500,000
Common stock - $2.50 par value; 10,000,000 shares authorized at December 31,
2012 and 2011, and 5,023,026 and 4,938,262 shares issued at December 31,
2012 and 2011, respectively (including 19,182 and 24,324 shares issued
February 1, 2013 and 2012, respectively)	12,557,565	12,345,655
Additional paid-in capital	28,047,829	27,410,049
Retained earnings	2,698,200	1,151,751
Accumulated other comprehensive income	171,758	133,731
Less: treasury stock, at cost; 210,101 shares at December 31, 2012 and 2011	(2,622,777)	(2,622,777)
Total shareholders' equity	43,352,575	40,918,409

Total liabilities and shareholders' equity	$56,710,865	$54,227,232

The investment in the subsidiary bank is carried under the equity method of accounting. The investment and cash, which is on deposit with the Bank, have been eliminated in consolidation.

Community Bancorp. (Parent Company Only)
Condensed Statements of Income
Years Ended December 31, 2012 and 2011

	2012	2011
Income
Bank subsidiary distributions	$2,863,000	$2,660,000
Dividends on Capital Trust	29,257	29,257
Total income	2,892,257	2,689,257

Expense
Interest on junior subordinated debentures	974,257	974,257
Administrative and other	340,129	280,826
Total expense	1,314,386	1,255,083

Income before applicable income tax benefit and equity in
undistributed net income of subsidiary	1,577,871	1,434,174
Income tax benefit	436,944	416,781

Income before equity in undistributed net income of subsidiary	2,014,815	1,850,955
Equity in undistributed net income of subsidiary	2,385,875	1,732,591
Net income	$4,400,690	$3,583,546

Community Bancorp. (Parent Company Only)
Condensed Statements of Cash Flows
Years Ended December 31, 2012 and 2011

	2012	2011
Cash Flows from Operating Activities
Net income	$ 4,400,690	$ 3,583,546
Adjustments to reconcile net income to net cash provided by
operating activities
Equity in undistributed net income of subsidiary	(2,385,875)	(1,732,591)
Decrease (increase) in income taxes receivable	(20,162)	25,021
Net cash provided by operating activities	1,994,653	1,875,976

Cash Flows from Financing Activities
Dividends paid on preferred stock	(187,500)	(187,500)
Dividends paid on common stock	(1,767,584)	(1,614,647)
Net cash used in financing activities	(1,955,084)	(1,802,147)
Net increase in cash	39,569	73,829

Cash
Beginning	196,945	123,116
Ending	$ 236,514	$ 196,945

Cash Received for Income Taxes	$ 416,781	$ 441,802

Cash Paid for Interest	$ 974,257	$ 974,257

Dividends paid:
Dividends declared	$ 2,666,741	$ 2,613,143
Increase in dividends payable attributable to dividends declared	(49,467)	(47,733)
Dividends reinvested	(849,690)	(950,763)
	$ 1,767,584	$ 1,614,647

23. Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
23. Quarterly Financial Data (Unaudited)

A summary of financial data for the four quarters of 2012 and 2011 is presented below:

	Quarters in 2012 ended
	March 31,	June 30,	Sept. 30,	Dec. 31,

Interest income	$5,589,896	$5,632,862	$5,782,081	$5,816,492
Interest expense	1,270,927	1,239,156	1,238,391	1,133,845
Provision for loan losses	250,003	249,999	249,999	249,999
Non-interest income	1,354,977	1,533,032	1,530,217	1,770,734
Non-interest expense	4,549,932	4,718,213	4,553,023	5,045,602
Net income	964,849	1,021,192	1,267,351	1,147,298
Earnings per common share	0.19	0.2	0.26	0.23

	Quarters in 2011 ended
	March 31,	June 30,	Sept. 30,	Dec. 31,

Interest income	$5,677,112	$5,740,797	$5,681,164	$5,645,290
Interest expense	1,511,470	1,421,507	1,344,414	1,318,237
Provision for loan losses	187,500	237,500	287,500	287,500
Non-interest income	1,459,469	1,279,195	1,114,448	1,349,057
Non-interest expense	4,349,514	4,386,659	4,252,653	4,544,256
Net income	944,868	871,318	820,624	946,736
Earnings per common share	0.19	0.18	0.17	0.19

24. Other Income and Other Expenses	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
24. Other Income and Other Expenses

The components of other expenses which are in excess of one percent of total revenues are as follows:

	2012	2011

Expenses
Marketing	$284,641	$318,761
State deposit tax	516,348	484,540
Amortization of tax credit investments	1,175,177	615,864
ATM fees	363,478	338,327
Telephone	338,239	332,496
Collection and non-accrual loan expense	249,572	431,186

There were no components of other income in excess of one percent of total revenues for the years ended December 31, 2012 and 2011.

25. Subsequent Event	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
25. Subsequent Event

Declaration of Cash Dividend

On December 11, 2012, the Company declared a cash dividend of $0.14 per share payable February 1, 2013 to shareholders of record as of January 15, 2013. On March 13, 2013, the Company declared a cash dividend of $0.14 per share payable May 1, 2013 to shareholders of record as of April 15, 2013. These dividends have been recorded as of each declaration date, including shares issuable under the DRIP plan.

For purposes of accrual or disclosure in these financial statements, the Company has evaluated subsequent events through the date of issuance of these financial statements.

1. Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Basis of Presentation and Consolidation

The consolidated financial statements include the accounts of Community Bancorp. and its wholly-owned subsidiary, Community National Bank ("Bank"). All significant intercompany accounts and transactions have been eliminated. The Company is considered a “smaller reporting company” under applicable disclosure rules of the Securities and Exchange Commission and accordingly, has elected to provide its audited statements of income, comprehensive income, cash flows and changes in shareholders’ equity for a two year, rather than a three year, period.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 810, “Consolidation”, in part, addresses limited purpose trusts formed to issue trust preferred securities. It also establishes the criteria used to identify variable interest entities (“VIE”) and to determine whether or not to consolidate a VIE. In general, ASC Topic 810 provides that the enterprise with the controlling financial interest, known as the primary beneficiary, consolidates the VIE. In 2007 the Company formed CMTV Statutory Trust I for the purposes of issuing trust preferred securities to unaffiliated parties and investing the proceeds from the issuance thereof and the common securities of the trust in junior subordinated debentures issued by the Company. The Company is not the primary beneficiary of CMTV Statutory Trust I; accordingly, the trust is not consolidated with the Company for financial reporting purposes. CMTV Statutory Trust I is considered an affiliate of the Company (see Note 10).

In December 2011, the Company formed a limited liability company (“LLC”) to facilitate its purchase of federal New Markets Tax Credits (“NMTC”) under an investment structure designed by a local community development entity. Management has evaluated the Company’s interest in the LLC under the ASC guidance relating to VIEs in light of the overall structure and purpose of the NMTC financing transaction and has concluded that the LLC should not be consolidated in the Company’s financial statements for financial reporting purposes, as the Company is not the primary beneficiary of the NMTC structure, does not exercise control within the overall structure and is not obligated to absorb a majority of any losses of the NMTC structure.

Nature of operations

The Company provides a variety of deposit and lending services to individuals, municipalities, and corporate customers through its branches, ATMs and telephone and internet banking capabilities in northern and central Vermont, which is primarily a small business and agricultural area. The Company's primary deposit products are checking and savings accounts and certificates of deposit. Its primary lending products are commercial, real estate, municipal and consumer loans.

Concentration of risk

The Company's operations are affected by various risk factors, including interest rate risk, credit risk, and risk from geographic concentration of its deposit taking and lending activities. Management attempts to manage interest rate risk through various asset/liability management techniques designed to match maturities and repricing of assets and liabilities. Loan policies and administration are designed to provide assurance that loans will only be granted to creditworthy borrowers, although credit losses are expected to occur because of subjective factors and factors beyond the control of the Company. While the Company has a diversified loan portfolio by loan type, most of its lending activities are conducted within the geographic area where its banking offices are located. As a result, the Company and its borrowers may be especially vulnerable to the consequences of changes in the local economy in northern and central Vermont. In addition, a substantial portion of the Company's loans are secured by real estate, which is susceptible to a decline in value, especially during times of adverse economic conditions.

Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates and assumptions involve inherent uncertainties. Accordingly, actual results could differ from those estimates and those differences could be material.

Material estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses and the valuation of OREO. In connection with evaluating loans for impairment or assigning the carrying value of OREO, management generally obtains independent evaluations or appraisals for significant properties. While the allowances for loan losses and OREO represent management's best estimate of probable loan and OREO losses as of the balance sheet date, the ultimate collectibility of a substantial portion of the Company's loan portfolio and the recovery of a substantial portion of the fair value of OREO are susceptible to uncertainties and changes in a number of factors, especially local real estate market conditions. The amount of the change that is reasonably possible cannot be estimated.

While management uses available information to recognize losses on loans and OREO, future additions to the allowances may be necessary based on changes in local economic conditions or other relevant factors. In addition, regulatory agencies, as an integral part of their examination process, periodically review the Company's allowances for losses on loans and OREO. Such agencies may require the Company to recognize additions to the allowances based on their judgment about information available to them at the time of their examination.

Mortgage servicing rights associated with loans originated and sold in the secondary market, where servicing is retained, are capitalized and included in other assets in the consolidated balance sheets. Mortgage servicing rights are amortized into non-interest income in proportion to, and over the period of, estimated future net servicing income of the underlying loans. The value of capitalized servicing rights represents the present estimated value of the future servicing fees arising from the right to service loans in the portfolio. The carrying value of the mortgage servicing rights is periodically reviewed for impairment based on a determination of estimated fair value as compared to amortized cost, and impairment, if any, is recognized through a valuation allowance and is recorded as a write down. Critical accounting policies for mortgage servicing rights relate to the initial valuation and subsequent impairment tests. The methodology used to determine the valuation of mortgage servicing rights requires the development and use of a number of estimates, including anticipated principal amortization and prepayments of that principal balance. Events that may significantly affect the estimates used are changes in interest rates and the payment performance of the underlying loans.

Management evaluates securities for other-than-temporary impairment on at least a quarterly basis, and more frequently when economic or market conditions warrant such evaluation. Consideration is given to various factors, including the length of time and the extent to which the fair value has been less than cost; the nature of the issuer and its financial condition and near-term prospects; and the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. The evaluation of these factors is a subjective process and involves estimates and assumptions about matters that are inherently uncertain. Should actual factors and conditions differ materially from those used by management, the actual realization of gains or losses on investment securities could differ materially from the amounts recorded in the financial statements.

Management utilizes numerous techniques to estimate the carrying value of various other assets held by the Company, including, but not limited to, bank premises and equipment and deferred taxes. The assumptions considered in making these estimates are based on historical experience and on various other factors that are believed by management to be reasonable under the circumstances. Management acknowledges that the use of different estimates or assumptions could produce different estimates of carrying values.

Accounting for a business combination that was completed prior to 2009 requires the application of the purchase method of accounting. Under the purchase method, the Company was required to record the assets and liabilities acquired through the LyndonBank merger in 2007 at fair market value, with the excess of the purchase price over the fair market value of the net assets recorded as goodwill and evaluated annually for impairment. The determination of the fair value of the acquired LyndonBank assets and liabilities requires the use of numerous assumptions, including discount rates, changes in which could significantly affect fair values.

Presentation of cash flows

For purposes of presentation in the consolidated statements of cash flows, cash and cash equivalents includes cash on hand, amounts due from banks (including cash items in process of clearing), federal funds sold (generally purchased and sold for one day periods) and overnight deposits.

Investment securities

Securities the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and reported at amortized cost. Debt and equity securities not classified as held-to-maturity are classified as available-for-sale. Investments classified as available-for-sale are carried at fair value, with unrealized gains and losses, net of tax and reclassification adjustments, reflected as a net amount in the statements of changes in shareholders’ equity. Investment securities transactions are accounted for on a trade date basis. The specific identification method is used to determine realized gains and losses on sales of securities available-for-sale. Premiums and discounts are recognized in interest income using the interest method over the period to maturity or call date. The Company does not hold any securities purchased for the purpose of selling in the near term and classified as trading.

Declines in the fair value of individual equity securities that are deemed to be other than temporary are reflected in earnings when identified. For individual debt securities where the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, the other-than-temporary decline in the fair value of the debt security related to (1) credit loss is recognized in earnings and (2) other factors is recognized in other comprehensive income or loss. Credit loss is deemed to exist if the present value of expected future cash flows using the interest rates at acquisition is less than the amortized cost basis of the debt security. For individual debt securities where the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost, the other-than-temporary impairment is recognized in earnings equal to the entire difference between the security’s cost basis and its fair value at the balance sheet date.

Other investments

On December 19, 2011, the Company made an equity investment in a NMTC financing structure, as discussed further in Note 7 of this report. The Company’s investment in the NMTC is amortized using the effective yield method.

The Company acquires partnership interests in limited partnerships for low income housing projects. The investments in limited partnerships are amortized using the effective yield method.

The Company has a one-third ownership interest in Community Financial Services Group, LLC (“CFSG”), a non-depository trust company, as discussed further in Note 7 of this report. The Company's investment in CFSG is accounted for under the equity method of accounting.

Restricted equity securities

Restricted equity securities are comprised of Federal Reserve Bank stock and Federal Home Loan Bank stock. These securities are carried at cost. As a member of the Federal Reserve Bank of Boston (“FRBB”), the Company is required to invest in FRBB stock in an amount equal to 6% of the Bank's capital stock and surplus.

As a member of the Federal Home Loan Bank of Boston (“FHLBB”), the Company is required to invest in $100 par value stock of the FHLBB in an amount that approximates 1% of unpaid principal balances on qualifying loans, plus an additional amount to satisfy an activity based requirement. The stock is nonmarketable and redeemable at par value, subject to the FHLBB’s right to temporarily suspend such redemptions. Members are subject to capital calls in some circumstances to ensure compliance with the FHLBB’s capital plan.

Loans held-for-sale

Loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value in the aggregate. Net unrealized losses, if any, are recognized through a valuation allowance by charges to income.

Loans

Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are reported at their outstanding principal adjusted for any charge-offs, the allowance for loan losses, loan premiums or discounts for acquired loans and any unearned fees or costs on originated loans.

Loan interest income is accrued daily on the outstanding balances. On all classes of loans the accrual of interest is discontinued when a loan is specifically determined to be impaired or when the loan is delinquent 90 days and management believes, after considering collection efforts and other factors, that the borrower's financial condition is such that collection of interest is doubtful. Any unpaid interest previously accrued on those loans is reversed from income. Interest income is generally not recognized on specific impaired loans unless the likelihood of further loss is remote. Interest payments received on impaired loans are generally applied as a reduction of the loan principal balance. Loans are returned to accrual status when principal and interest payments are brought current and the customer has demonstrated the ability to make future payments on a timely basis. Loans are written down or charged off when collection of principal is considered doubtful. Past due status is determined on a contractual basis.

Loan origination and commitment fees and certain direct loan origination costs are deferred and the net amount amortized as an adjustment of the related loan's yield. The Company generally amortizes these amounts over the contractual life of the loans.

Loan premiums and discounts on loans acquired in the merger with LyndonBank are amortized as an adjustment to yield over the life of the loans.

Allowance for loan losses

The allowance for loan losses is established through a provision for loan losses charged to earnings. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is probable. Subsequent recoveries, if any, are credited to the allowance.

As described below, the allowance consists of general, specific and unallocated components. However, the entire allowance is available to absorb losses in the loan portfolio, regardless of specific, general and unallocated components considered in determining the amount of the allowance.

General component

The general component of the allowance for loan losses is based on historical loss experience, adjusted for qualitative factors and stratified by the following loan segments: commercial and industrial, commercial real estate, residential real estate first (“1st”) lien, residential real estate junior (“Jr”) lien and consumer loans. The Company does not disaggregate its portfolio segments further into classes. Loss ratios are calculated by loan segment for one year, two year and five year look back periods. The highest loss ratio among these look-back periods is then applied against the respective segment. Management uses an average of historical losses based on a time frame appropriate to capture relevant loss data for each loan segment. This historical loss factor is adjusted for the following qualitative factors: levels of and trends in delinquencies and non-performing loans, levels of and trends in loan risk groups, trends in volumes and terms of loans, effects of any changes in loan related policies, experience, ability and the depth of management, documentation and credit data exception levels, national and local economic trends, external factors such as competition and regulation and lastly, concentrations of credit risk in a variety of areas, including portfolio product mix, the level of loans to individual borrowers and their related interests, loans to industry segments, and the geographic distribution of commercial real estate loans. This evaluation is inherently subjective as it requires estimates that are susceptible to revision as more information becomes available.

During the fourth quarter of 2011 the Company modified its allowance methodology by further segmenting the residential real estate portfolio into 1st lien residential mortgages and Jr lien residential mortgages, also known as home equity loans. No additional allowance was estimated as the modification was made to allow the Company to more closely monitor and appropriately reserve for the risk inherent with home equity lending, given the modest repayment requirements, relaxed documentation compared to first lien residential mortgage loans, higher loan to value ratios, subordinate lien position, and recent decline of home property values. No changes in the Company’s policies or methodology pertaining to the general component for loan losses were made during 2012.

The qualitative factors are determined based on the various risk characteristics of each loan segment. The Company has policies, procedures and internal controls that management believes are commensurate with the risk profile of each of these segments. Major risk characteristics relevant to each portfolio segment are as follows:

Commercial & Industrial – Loans in this segment include commercial and industrial loans and to a lesser extent loans to finance agricultural production. Commercial loans are made to businesses and are generally secured by assets of the business, including trade assets and equipment. While not the primary collateral, in many cases these loans may also be secured by the real estate of the business. Repayment is expected from the cash flows of the business. A weakened economy, soft consumer spending, unfavorable foreign trade conditions and the rising cost of labor or raw materials are examples of issues that can impact the credit quality in this segment.

Commercial Real Estate – Loans in this segment are principally made to businesses and are generally secured by either owner-occupied, or non-owner occupied commercial real estate. A relatively small portion of this segment includes farm loans secured by farm land and buildings. As with commercial and industrial loans, repayment of owner-occupied commercial real estate loans is expected from the cash flows of the business and the segment would be impacted by the same risk factors as commercial and industrial loans. The non-owner occupied commercial real estate portion includes both residential and commercial construction loans, vacant land and real estate development loans, multi-family dwelling loans and commercial rental property loans. Repayment of construction loans is expected from permanent financing takeout; the Company generally requires a commitment or eligibility for the take-out financing prior to construction loan origination. Real estate development loans are generally repaid from the sale of the subject real property as the project progresses. Construction and development lending entail additional risks, including the project exceeding budget, not being constructed according to plans, not receiving permits, or the pre-leasing or occupancy rate not meeting expectations. Repayment of multi-family loans and commercial rental property loans is expected from the cash flow generated by rental payments received from the individuals or businesses occupying the real estate. Commercial real estate loans are impacted by factors such as competitive market forces, vacancy rates, cap rates, net operating incomes, lease renewals and overall economic demand. In addition, loans in the recreational and tourism sector can be affected by weather conditions, such as unseasonably low winter snowfalls. Commercial real estate lending also carries a higher degree of environmental risk than other real estate lending.

Residential Real Estate - 1st Lien – All loans in this segment are collateralized by first mortgages on 1 – 4 family owner-occupied residential real estate and repayment is dependent on the credit quality of the individual borrower. The overall health of the economy, including unemployment rates and housing prices, has an impact on the credit quality of this segment.

Residential Real Estate – Jr Lien – All loans in this segment are collateralized by junior lien mortgages on 1 – 4 family residential real estate and repayment is primarily dependent on the credit quality of the individual borrower. The overall health of the economy, including unemployment rates and housing prices, has an impact on the credit quality of this segment.

Consumer – Loans in this segment are made to individuals for consumer and household purposes. This segment includes both loans secured by automobiles and other consumer goods, as well as loans that are unsecured. This segment also includes overdrafts, which are extensions of credit made to both individuals and businesses to cover temporary shortages in their deposit accounts and are generally unsecured. The Company maintains policies restricting the size and length of these extensions of credit. The overall health of the economy, including unemployment rates, has an impact on the credit quality of this segment.

Specific component

The specific component of the allowance for loan losses relates to loans that are impaired. A specific allowance is established when a loan’s impaired basis is less than the carrying value of the loan. For all loan segments, except consumer loans, a loan is considered impaired when, based on current information and events, in management’s estimation it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Impaired loans are loan(s) to a borrower that in the aggregate are greater than $100,000 and that are in non-accrual status or are troubled debt restructurings (“TDR”). Factors considered by management in determining impairment include payment status, collateral value and probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant or temporary payment delays and payment shortfalls generally are not classified as impaired. Management evaluates the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length and frequency of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis, by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

Impaired loans also include troubled loans that are restructured. A TDR occurs when the Company, for economic or legal reasons related to the borrower’s financial difficulties, grants a concession to the borrower that would otherwise not be granted. TDRs may include the transfer of assets to the Company in partial satisfaction of a troubled loan, a modification of a loan’s terms, or a combination of the two.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual consumer loans for impairment evaluation, unless such loans are subject to a restructuring agreement.

Unallocated component

An unallocated component of the allowance for loan losses is maintained to cover uncertainties that could affect management’s estimate of probable losses. The unallocated component reflects management’s estimate of the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the portfolio.

Bank premises and equipment

Bank premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed principally by the straight-line method over the estimated useful lives of the assets. The cost of assets sold or otherwise disposed of, and the related accumulated depreciation, are eliminated from the accounts and the resulting gains or losses are reflected in the consolidated statements of income. Maintenance and repairs are charged to current expense as incurred and the cost of major renewals and betterments is capitalized.

Other real estate owned

Real estate properties acquired through or in lieu of loan foreclosure or properties no longer used for bank operations are initially recorded at fair value less estimated selling cost at the date of acquisition, foreclosure or transfer. Such properties are carried at fair value, which is the market value less estimated cost of disposition, i.e. sales commissions and costs associated with the sale. Fair value is determined, as appropriate, either by obtaining a current appraisal or evaluation prepared by an independent, qualified appraiser, by obtaining a Market Value Analysis, and finally, if the Company has limited exposure and limited risk of loss, by the opinion of management as supported by an inspection of the property and its most recent tax valuation. Under recent and current market conditions, and periods of declining market values, the Company will generally obtain a new appraisal or evaluation. Any write-down based on the asset's fair value at the date of acquisition or institution of foreclosure is charged to the allowance for loan losses. After acquisition through or in lieu of foreclosure, these assets are carried at their new cost basis. Costs of significant property improvements are capitalized, whereas costs relating to holding the property are expensed as incurred. Appraisals by an independent, qualified appraiser are performed periodically on properties that management deems significant, or evaluations may be performed by management or a qualified third party on properties in the portfolio that are less vulnerable to market conditions. Subsequent write-downs are recorded as a charge to other expense. Gains or losses on the sale of such properties are included in income when the properties are sold.

Intangible assets

Intangible assets include the excess of the purchase price over the fair value of net assets acquired (goodwill) in the 2007 acquisition of LyndonBank, as well as a core deposit intangible related to the deposits acquired from LyndonBank (see Note 6). The core deposit intangible is amortized on an accelerated basis over 10 years to approximate the pattern of economic benefit to the Company. The Company evaluates the valuation and amortization of the core deposit intangible asset if events occur that could result in possible impairment. Goodwill is reviewed for impairment annually, or more frequently as events or circumstances warrant.

Income taxes

The Company recognizes income taxes under the asset and liability method. Under this method, deferred tax assets and liabilities are established for the temporary differences between the accounting bases and the tax bases of the Company's assets and liabilities at enacted tax rates expected to be in effect when the amounts related to such temporary differences are realized or settled. Adjustments to the Company's deferred tax assets are recognized as deferred income tax expense or benefit based on management's judgments relating to the realizability of such asset.

Mortgage servicing

Servicing assets are recognized as separate assets when rights are acquired through purchase or retained upon the sale of loans. Capitalized servicing rights are reported in other assets and are amortized into non-interest income in proportion to, and over the period of, the estimated future net servicing income of the underlying loans. Servicing rights are periodically evaluated for impairment, based upon the estimated fair value of the rights as compared to amortized cost. Impairment is determined by stratifying the rights by predominant characteristics, such as interest rates and terms. Fair value is determined using prices for similar assets with similar characteristics, when available, or based upon discounted cash flows using market-based assumptions. Impairment is recognized through a valuation allowance and is recorded as amortization of other assets, to the extent that estimated fair value is less than the capitalized amount. Subsequent improvement, if any, in the estimated fair value of impaired mortgage servicing rights is reflected in a positive valuation adjustment and is recognized in other income up to (but not in excess of) the amount of the prior impairment.

Pension costs	Pension costs are charged to salaries and employee benefits expense and accrued over the active service period.
Advertising costs	The Company expenses advertising costs as incurred.
Comprehensive income

Accounting principles generally require recognized revenue, expenses, gains and losses to be included in net income. Certain changes in assets and liabilities, such as the after-tax effect of unrealized gains and losses on available-for-sale securities, are not reflected in the statement of income, but the cumulative effect of such items from period-to-period is reflected as a separate component of the shareholders’ equity section of the balance sheet (accumulated other comprehensive income or loss). Other comprehensive income or loss, along with net income, comprises the Company's total comprehensive income.

Preferred stock

The Company issued 25 shares of fixed-to-floating rate non-cumulative perpetual preferred stock, without par value and with a liquidation preference of $100,000 per share, on December 27, 2007. Under the terms of the preferred stock, the Company pays non-cumulative cash dividends quarterly, when, as and if declared by the Board of Directors. Dividends are payable at a fixed rate of 7.50% per annum for the first five years, and thereafter at a variable dividend rate at the Wall Street Journal Prime Rate in effect on the first business day of each quarterly dividend period. The first dividend using the variable rate calculation is payable on March 31, 2013 with a variable rate of 3.25%.

Earnings per common share

Earnings per common share amounts are computed based on the weighted average number of shares of common stock issued during the period, including Dividend Reinvestment Plan (“DRIP”) shares issuable upon reinvestment of dividends (retroactively adjusted for any stock dividends declared) and reduced for shares held in treasury.

Off-balance-sheet financial instruments

In the ordinary course of business, the Company is a party to off-balance-sheet financial instruments consisting of commitments to extend credit, commercial and municipal letters of credit, standby letters of credit, and risk-sharing commitments on residential mortgage loans sold through the FHLBB’s Mortgage Partnership Finance (“MPF”) program. Such financial instruments are recorded in the consolidated financial statements when they are funded.

Transfers of financial assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Reclassification	Certain amounts in the 2011 financial statements have been reclassified to conform to the current year presentation.
Impact of recently issued accounting standards

In April 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-03, “Reconsideration of Effective Control for Repurchase Agreements,” amending the criteria under ASC Topic 860 for determining whether the transferor under a repurchase agreement involving a financial asset has retained effective control over the financial asset and therefore must account for the transaction as a secured borrowing rather than a sale. The guidance removes from the effective control criteria the consideration of whether the transferor has the ability to repurchase or redeem the financial asset on substantially the agreed terms. The guidance is applied prospectively and is effective for new transactions and for existing transactions that are modified as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Adoption of ASU 2011-03 did not have a material impact on the Company’s consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in United States Generally Accepted Accounting Principles (US GAAP) and IFRS,” amending ASC Topic 820. Although ASU 2011-04 deals primarily with development of a single fair value framework for US GAAP and International Financial Reporting Standards, the ASU also contains additional guidance on fair value measurements. Among other things, ASU 2011-04: clarifies how a principal market is determined; addresses the fair value measurement or counterparty credit risks and the concept of valuation premise and highest and best use of nonfinancial assets; prescribes a model for measuring the fair value of an instrument classified in shareholders’ equity; limits the use of premiums or discounts based on the size of a holding; and requires certain new disclosures, including disclosures of all transfers between Levels 1 and 2 of the fair value hierarchy, whether or not significant, and additional disclosures regarding unobservable inputs and valuation processes for Level 3 measurements. The guidance in ASU 2011-04 is to be applied prospectively, and is effective for interim and annual periods beginning on or after December 15, 2011. Adoption of this ASU did not have a material impact on the Company’s consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, “Presentation of Comprehensive Income,” amending Topic 220. The ASU provides that an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The Company has chosen the latter option. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity. The ASU does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income, nor does it require any transition disclosures. The amendments in this ASU are applied retrospectively, and are effective for fiscal years and interim periods beginning after December 15, 2011. In December 2011, the FASB issued ASU No. 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05”, which defers the effective date of a requirement in ASU 2011-05 related to reclassifications of items out of accumulated other comprehensive income. The deferral of the effective date was made to allow the FASB time to consider whether to require presentation on the face of the financial statements of the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. Adoption of this ASU did not have a material impact on the Company’s consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08, “Testing Goodwill for Impairment,” amending Topic 350. The guidance changes the manner of testing of goodwill for impairment by providing an entity with the option of first assessing qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not (more than 50%) that the fair value of a reporting unit is less than its carrying amount. Such qualitative factors may include the following: macroeconomic conditions; industry and market considerations; cost factors; overall financial performance; and other relevant entity-specific events. If an entity elects to perform a qualitative assessment and determines that an impairment is more likely than not, the entity is then required to perform the existing two-step quantitative impairment test; otherwise, no further analysis is required. An entity also may elect not to perform the qualitative assessment and instead go directly to the two-step quantitative impairment test. These changes are effective for fiscal years beginning on or after December 15, 2011. Adoption of this ASU did not have a material impact on the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11, “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities,” amending Topic 210. The amendments require an entity to disclose both gross and net information about both instruments and transactions that are eligible for offset on the balance sheet and instruments and transactions that are subject to an agreement similar to a master netting arrangement. This guidance is effective for annual periods beginning on or after January 1, 2013 and interim periods within those annual periods, with retrospective disclosure for all comparative periods presented. The Company is evaluating the impact of ASU 2011-11 but does not expect that adoption of the ASU will have a material impact on the Company’s consolidated financial statements.

In July 2012, the FASB issued ASU 2012-02, “Intangibles-Goodwill and Other (Topic 35): Testing Indefinite-Lived Intangible Assets for Impairment,” amending Topic 350. The guidance allows entities to first perform an optional qualitative assessment to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired in order to determine whether the asset should be further evaluated under quantitative impairment testing. The guidance does not revise the requirement that indefinite-lived intangible assets be tested for impairment at least annually, or more frequently if circumstances warrant, although it does revise the examples of events and circumstances that an entity should consider during interim periods. The ASU is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, although early adoption is permitted. The Company is evaluating the impact of ASU 2012-02 but does not expect its adoption will have a material impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income.” This ASU improves the reporting of reclassifications out of accumulated other comprehensive income. The amendments in the ASU seek to attain that objective by requiring an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under US GAAP to be reclassified in its entirety to net income. For other amounts that are not required under US GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under US GAAP that provide additional detail about those amounts. This guidance is effective for reporting periods beginning after December 15, 2012, with early adoption permitted. Other than matters of presentation, the Company believes the adoption of this new guidance will not have a material effect on the Company’s consolidated financial statements.

1. Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Schedule Of Earnings Per Share

The following table illustrates the calculation for the years ended December 31, as adjusted for the cash dividend declared on the preferred stock:

	2012	2011

Net income, as reported	$4,400,690	$3,583,546
Less: dividends to preferred shareholders	187,500	187,500
Net income available to common shareholders	$4,213,190	$3,396,046
Weighted average number of common shares used in calculating earnings per share
	4,769,645	4,674,806
Earnings per common share	$0.88	$0.73

2. Investment Securities (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Schedule Of Available For Sale Securities

Securities available-for-sale (AFS) consists of the following:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
Securities AFS	Cost	Gains	Losses	Value

December 31, 2012
U.S. Government sponsored enterprise (GSE) debt securities	$33,552,376	$247,029	$ 13,936	$33,785,469
U.S. Government securities	7,073,445	28,217	1,072	7,100,590
	$40,625,821	$275,246	$ 15,008	$40,886,059

December 31, 2011
U.S. GSE debt securities	$60,846,954	$215,595	$ 99,310	$60,963,239
U.S. Government securities	5,006,979	37,424	848	5,043,555
U.S. GSE preferred stock	42,360	49,763	0	92,123
	$65,896,293	$302,782	$100,158	$66,098,917

Schedule Of Held to Maturity Securities

Held-to-maturity (HTM) consists of the following:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
Securities HTM	Cost	Gains	Losses	Value*

December 31, 2012
States and political subdivisions	$41,865,555	$425,445	$ 0	$42,291,000

December 31, 2011
States and political subdivisions	$29,702,159	$586,841	$ 0	$30,289,000

Schedule of Maturities of Debt Securities Available for Sale

The scheduled maturities of debt securities AFS at December 31, 2012 were as follows:

	Amortized	Fair
	Cost	Value

Due in one year or less	$ 4,088,947	$ 4,104,324
Due from one to five years	36,536,874	36,781,735
	$40,625,821	$40,886,059

Schedule Of Maturities of Debt Securities Held to Maturity

The scheduled maturities of debt securities HTM at December 31, 2012 were as follows:

	Amortized	Fair
	Cost	Value*

Due in one year or less	$32,741,241	$32,741,000
Due from one to five years	3,849,709	3,956,000
Due from five to ten years	1,916,266	2,023,000
Due after ten years	3,358,339	3,571,000
	$41,865,555	$42,291,000

Schedule Of Unrealized Loss

All investments with unrealized losses have been in a continuous loss position less than 12 months. Investments with unrealized losses at December 31 were as follows:

	2012		2011
	Less than 12 months		Less than 12 months
	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss

U.S. GSE debt securities	$8,715,492	$13,936	$29,940,644	$ 99,310
U.S. Government securities	1,052,639	1,072	999,766	848
	$9,768,131	$15,008	$30,940,410	$100,158

3. Loans, Allowance for Loan Losses and Credit Quality (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Composition of net loans

The composition of net loans at December 31 was as follows:

	2012	2011

Commercial & industrial	$ 49,283,948	$ 39,514,607
Commercial real estate	139,807,517	132,269,368
Residential real estate - 1st lien	171,114,515	159,535,958
Residential real estate – Jr lien	47,029,023	45,886,967
Consumer	10,642,151	11,465,139
	417,877,154	388,672,039
Deduct (add):
Allowance for loan losses	4,312,080	3,886,502
Deferred net loan costs	(169,501)	(7,251)
Loans held-for-sale	1,501,706	2,285,567
	5,644,285	6,164,818
Net Loans	$412,232,869	$382,507,221

Past due loans by segment

The following is an age analysis of past due loans (including non-accrual) by class:

		90 Days	Total			Non-Accrual	Over 90 Days
December 31, 2012	30-89 Days	or More	Past Due	Current	Total Loans	Loans	and Accruing

Commercial & industrial	$ 782,937	$ 377,145	$1,160,082	$ 48,123,866	$ 49,283,948	$ 596,777	$ 0
Commercial real estate	785,890	888,179	1,674,069	138,133,448	139,807,517	1,892,195	53,937
Residential real estate - 1st lien	4,654,077	844,803	5,498,880	164,113,929	169,612,809	1,928,097	281,845
Residential real estate - Jr lien	379,363	57,128	436,491	46,592,532	47,029,023	338,383	41,434
Consumer	132,624	844	133,468	10,508,683	10,642,151	0	844
Total	$6,734,891	$2,168,099	$8,902,990	$407,472,458	$416,375,448	$4,755,452	$378,060

		90 Days	Total			Non-Accrual	Over 90 Days
December 31, 2011	30-89 Days	or More	Past Due	Current	Total Loans	Loans	and Accruing

Commercial & industrial	$ 655,168	$ 265,668	$ 920,836	$ 38,593,771	$ 39,514,607	$1,066,945	$ 59,618
Commercial real estate	2,266,412	1,288,616	3,555,028	128,714,340	132,269,368	3,714,146	98,554
Residential real estate - 1st lien	5,614,513	2,517,282	8,131,795	149,118,596	157,250,391	2,703,920	969,078
Residential real estate - Jr lien	431,885	2,754,129	3,186,014	42,700,953	45,886,967	464,308	111,061
Consumer	152,151	1,498	153,649	11,311,490	11,465,139	0	1,498
Total	$9,120,129	$6,827,193	$15,947,322	$370,439,150	$386,386,472	$7,949,319	$1,239,809

Changes in the allowance for loan losses

The following summarizes changes in the allowance for loan losses and select loan information, by portfolio segment.

For the year ended December 31, 2012
			Residential	Residential
	Commercial	Commercial	Real Estate	Real Estate
	& Industrial	Real Estate	1st Lien	Jr Lien	Consumer	Unallocated	Total
Allowance for loan losses
Beginning balance	$ 342,314	$ 1,385,939	$ 1,578,493	$ 331,684	$ 124,779	$123,293	$ 3,886,502
Charge-offs	(159,309)	(57,923)	(246,237)	(135,622)	(96,491)	0	(695,582)
Recoveries	29,769	51,863	5,538	1,538	32,452	0	121,160
Provision	215,607	156,561	225,782	134,956	77,959	189,135	1,000,000
Ending balance	$ 428,381	$ 1,536,440	$ 1,563,576	$ 332,556	$ 138,699	$312,428	$ 4,312,080

Allowance for loan losses
Evaluated for impairment
Individually	$ 0	$ 0	$ 134,800	$ 39,200	$ 0	$ 0	$ 174,000
Collectively	428,381	1,536,440	1,428,776	293,356	138,699	312,428	4,138,080
Total	$ 428,381	$ 1,536,440	$ 1,563,576	$ 332,556	$ 138,699	$312,428	$ 4,312,080

Loans evaluated for impairment
Individually	$ 435,165	$ 1,762,615	$ 1,641,960	$ 309,606	$ 0		$ 4,149,346
Collectively	48,848,783	138,044,902	167,970,849	46,719,417	10,642,151		412,226,102
Total	$49,283,948	$139,807,517	$169,612,809	$47,029,023	$10,642,151		$416,375,448

For the year ended December 31, 2011
			Residential	Residential
	Commercial	Commercial	Real Estate	Real Estate
	& Industrial	Real Estate	1st Lien	Jr Lien	Consumer	Unallocated	Total
Allowance for loan losses
Beginning balance	$ 302,421	$ 1,391,898	$ 1,830,816	$ 0	$ 151,948	$ 50,852	$ 3,727,935
Charge-offs	(22,050)	(197,367)	(521,608)	(96,961)	(103,687)	0	(941,673)
Recoveries	13,225	8,479	42,593	20	35,923	0	100,240
Provision	48,718	182,929	226,692	428,625	40,595	72,441	1,000,000
Ending balance	$ 342,314	$ 1,385,939	$ 1,578,493	$ 331,684	$ 124,779	$123,293	$ 3,886,502

Allowance for loan losses
Evaluated for impairment
Individually	$ 70,600	$ 57,500	$ 283,200	$ 47,200	$ 0	$ 0	$ 458,500
Collectively	271,714	1,328,439	1,295,293	284,484	124,779	123,293	3,428,002
Total	$ 342,314	$ 1,385,939	$ 1,578,493	$ 331,684	$ 124,779	$123,293	$ 3,886,502

Loans evaluated for impairment
Individually	$ 1,000,120	$ 3,669,260	$ 2,366,326	$ 434,664	$ 0		$ 7,470,370
Collectively	38,514,487	128,600,108	154,884,065	45,452,303	11,465,139		378,916,102
Total	$39,514,607	$132,269,368	$157,250,391	$45,886,967	$11,465,139		$386,386,472

Impaired loans by segment

Impaired loans by segment were as follows:

For the year ended December 31, 2012
		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

With no related allowance recorded
Commercial & industrial	$ 435,165	$ 473,664	$ 0	$ 536,973
Commercial real estate	1,762,615	2,123,371	0	2,019,449
Residential real estate - 1st lien	1,024,598	1,250,224	0	893,629
Residential real estate - Jr lien	15,694	76,680	0	34,602

With an allowance recorded
Commercial & industrial	0	0	0	232,743
Commercial real estate	0	0	0	920,842
Residential real estate - 1st lien	617,362	669,288	134,800	892,339
Residential real estate - Jr lien	293,912	319,020	39,200	295,372

Total
Commercial & industrial	$ 435,165	$ 473,664	$ 0	$ 769,716
Commercial real estate	$1,762,615	$2,123,371	$ 0	$2,940,291
Residential real estate - 1st lien	$1,641,960	$1,919,512	$134,800	$1,785,968
Residential real estate - Jr lien	$ 309,606	$ 395,700	$ 39,200	$ 329,974

Total	$4,149,346	$4,912,247	$174,000	$5,825,949

For the year ended December 31, 2011
		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

With no related allowance recorded
Commercial & industrial	$ 380,624	$ 391,800	$ 0	$ 332,523
Commercial real estate	2,041,101	2,246,905	0	960,407
Residential real estate - 1st lien	1,000,819	1,191,437	0	1,210,137
Residential real estate - Jr lien	125,786	185,142	0	25,157

With an allowance recorded
Commercial & industrial	619,496	637,729	70,600	237,724
Commercial real estate	1,628,159	1,653,646	57,500	1,128,795
Residential real estate - 1st lien	1,365,507	1,869,338	283,200	1,629,151
Residential real estate - Jr lien	308,878	321,475	47,200	61,776

Total
Commercial & industrial	$1,000,120	$1,029,529	$ 70,600	$ 570,247
Commercial real estate	$3,669,260	$3,900,551	$ 57,500	$2,089,202
Residential real estate - 1st lien	$2,366,326	$3,060,775	$283,200	$2,839,288
Residential real estate - Jr lien	$ 434,664	$ 506,617	$ 47,200	$ 86,933

Total	$7,470,370	$8,497,472	$458,500	$5,585,670

Risk ratings

The risk ratings within the loan portfolio by class were as follows:

Total Loans

			Residential	Residential
	Commercial	Commercial	Real Estate	Real Estate
December 31, 2012	& Industrial	Real Estate	1st Lien	Jr Lien	Consumer	Total

Group A	$47,689,238	$131,643,756	$167,876,199	$46,162,420	$10,632,404	$404,004,017
Group B	593,838	4,139,367	404,752	318,248	0	5,456,205
Group C	1,000,872	4,024,394	2,833,564	548,355	9,747	8,416,932
Total	$49,283,948	$139,807,517	$171,114,515	$47,029,023	$10,642,151	$417,877,154

Total Loans

			Residential	Residential
	Commercial	Commercial	Real Estate	Real Estate
December 31, 2011	& Industrial	Real Estate	1st Lien	Jr Lien	Consumer	Total

Group A	$36,971,880	$119,410,381	$153,954,604	$44,943,200	$11,459,371	$366,739,436
Group B	530,523	4,037,860	98,603	322,022	0	4,989,008
Group C	2,012,204	8,821,127	5,482,751	621,745	5,768	16,943,595
Total	$39,514,607	$132,269,368	$159,535,958	$45,886,967	$11,465,139	$388,672,039

Loans modified as TDRs

TDRs by segment for the year ended December 31, 2012 were as follows:

		Pre-	Post-
		Modification	Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

Commercial real estate	2	$1,030,645	$ 997,645
Residential real estate - 1st lien	3	197,127	192,478
Total	5	$1,227,772	$1,190,123

TDRs by segment for the year ended December 31, 2011 were as follows:

		Pre-	Post-
		Modification	Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

Commercial & industrial	10	$ 985,666	$ 985,666
Commercial real estate	6	1,202,546	1,202,546
Residential real estate - 1st lien	4	299,505	299,505
Residential real estate - Jr lien	2	71,928	71,928
Total	22	$2,559,645	$2,559,645

TDRs payment default

The TDRs for which there was a payment default during the year ended December 31, 2011 were as follows:

	Number of	Recorded
	Contracts	Investment

Commercial & industrial	8	$ 741,090
Commercial real estate	1	401,002
Residential real estate - 1st lien	2	178,492
Residential real estate - Jr lien	1	34,687
Total	12	$1,355,271

4. Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Schedule Of Mortgage Servicing Rights

Changes in mortgage servicing rights for the years ended December 31 are summarized as follows:

	December 31,	December 31,
	2012	2011

Balance at beginning of year	$1,097,442	$1,076,708
Mortgage servicing rights capitalized	406,807	355,730
Mortgage servicing rights amortized	(409,584)	(346,165)
Change in valuation allowance	(85,042)	11,169
Balance at end of year	$1,009,623	$1,097,442

5. Bank Premises and Equipment (Table)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Bank premises and equipment

The major classes of bank premises and equipment and accumulated depreciation and amortization at December 31 were as follows:

	2012	2011

Buildings and improvements	$10,762,761	$10,668,590
Land and land improvements	2,403,921	2,378,813
Furniture and equipment	7,340,676	7,011,347
Leasehold improvements	1,302,395	1,296,405
Capital lease	976,907	976,907
Other prepaid assets	175,507	17,490
	22,962,167	22,349,552
Less accumulated depreciation and amortization	(10,718,847)	(9,634,326)
	$12,243,320	$12,715,226

Minimum future rental payments

Minimum future rental payments for these leases with original terms in excess of one year as of December 31, 2012 for each of the next five years and in aggregate are:

2013	$171,374
2014	147,083
2015	123,028
2016	55,000
2017	0
$496,485

Capital lease obligations

The following is a schedule by years of future minimum lease payments under capital leases, together with the present value of the net minimum lease payments as of December 31, 2012:

2013	$ 123,755
2014	126,255
2015	129,755
2016	129,755
2017	133,255
Subsequent to 2016	420,657
Total minimum lease payments	1,063,432
Less amount representing interest	(288,731)
Present value of net minimum lease payments	$ 774,701

6. Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Schedule of Future Amortization Expense

The amortization expense related to the remaining core deposit intangible at December 31, 2012 is expected to be as follows:

2013	272,695
2014	272,695
2015	272,695
2016	272,695
2017	272,696
Total remaining core deposit intangible expense	$1,363,476

8. Time Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Maturity distribution of time deposits	The following is a maturity distribution of time deposits at December 31, 2012:
2013	$ 63,765,442
2014	16,819,956
2015	18,840,356
2016	13,146,423
2017	8,953,887
Total time deposits	$121,526,064

9. Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Borrowings

Borrowings from the FHLBB as of December 31 were as follows:

	2012	2011
Long-Term Borrowings
FHLBB Community Investment Program borrowing, 7.67% fixed rate,
due November 16, 2012	$ 0	$ 10,000
FHLBB term borrowing, 1.00% fixed rate, due January 27, 2012	0	6,000,000
FHLBB term borrowing, 1.71% fixed rate, due January 28, 2013	6,000,000	6,000,000
FHLBB term borrowing, 2.72% fixed rate, due January 27, 2015	0	6,000,000
Total borrowings	$6,000,000	$18,010,000

12. Income Taxes (Table)	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Federal income tax expense (benefit)

Federal income tax expense (benefit) for the years ended December 31 was as follows:

	2012	2011

Currently paid or payable	$ 92,482	$ 348,610
Deferred expense (benefit)	(231,970)	(114,334)
Total income tax (benefit) expense	$(139,488)	$ 234,276

Reconciliation of federal statutory income tax rate to our effective income tax rate

Total income tax expense (benefit) differed from the amounts computed at the statutory federal income tax rate of 34 percent primarily due to the following for the years ended December 31:

	2012	2011

Computed expense at statutory rates	$ 1,448,808	$1,298,059
Tax exempt interest & BOLI	(379,715)	(382,943)
Disallowed interest	20,169	20,786
Partnership tax credits	(1,260,200)	(704,826)
New markets tax credit amortization expense	26,177	0
Other	5,273	3,200
	$ (139,488)	$ 234,276

Deferred income tax benefit

The deferred income tax benefit consisted of the following items for the years ended December 31:

	2012	2011

Depreciation	$ (37,653)	$ (46,560)
Mortgage servicing rights	(29,859)	7,050
Deferred compensation	(22,827)	115,239
Bad debts	(249,202)	(53,913)
Non-accrual loan interest	73,065	(19,867)
Limited partnership amortization	(340,021)	0
Investment in Partners	44,991	0
Fair value adjustment on acquired premises
and equipment	153,862	0
Core deposit intangible	(115,896)	(144,869)
Loan fair value	(18,031)	(29,648)
Fannie Mae preferred stock write down	779,578	16,919
Alternative minimum tax	59,031	0
OREO write down	0	53,210
Tax credit carryovers	(604,096)	0
Other	75,088	(11,895)
Change in deferred tax benefit	$(231,970)	$(114,334)

Net deferred tax asset

Listed below are the significant components of the net deferred tax asset at December 31:

	2012	2011

Components of the deferred tax asset:
Bad debts	$1,396,437	$1,147,235
Non-accrual loan interest	26,907	99,972
Deferred compensation	245,037	222,210
Limited partnerships	84,741	0
Contingent liability - MPF program	40,526	42,139
Fair value adjustment on acquired securities
available-for-sale	0	528,205
Fannie Mae preferred stock write down	0	251,373
Capital lease	71,041	66,995
Alternative minimum tax	0	59,031
Fair value adjustment on acquired premises
and equipment	0	153,862
Tax and rehab credit carryforwards	604,096	0
Other	34,789	112,310
Total deferred tax asset	2,503,574	2,683,332

Components of the deferred tax liability:
Depreciation	260,607	298,260
Limited partnerships	0	255,280
Mortgage servicing rights	343,271	373,130
Unrealized gain on securities available-for-sale	88,482	68,892
Investment in Partners	44,991	0
Core deposit intangible	463,582	579,478
Fair value adjustment on acquired loans	54,513	72,544
Total deferred tax liability	1,255,446	1,647,584

Net deferred tax asset	$1,248,128	$1,035,748

15. Financial Instruments with Off-Balance-Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Off balance sheet financial instruments

The Company generally requires collateral or other security to support financial instruments with credit risk. At December 31, the following off balance sheet financial instruments representing credit risk were outstanding:

	Contract or
	Notional Amount
	2012	2011

Unused portions of home equity lines of credit	$21,120,077	$20,161,629
Other commitments to extend credit	45,551,282	38,106,476
Residential construction lines of credit	1,138,872	588,290
Commercial real estate and other construction lines of credit	1,762,424	2,126,558
Standby letters of credit and commercial letters of credit	1,193,480	1,954,885
Recourse on sale of credit card portfolio	352,000	398,200
MPF credit enhancement obligation, net (See Note 16)	2,035,858	1,979,684

18. Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Aggregate loan transactions with related parties

Aggregate loan transactions with related parties as of December 31 were as follows:

	2012	2011

Balance, beginning of year	$ 5,998,756	$ 7,015,993
Loans - New Principal Officers/Directors	0	67,458
New loans to existing Officers/Directors	36,354,194	26,240,945
Retirement of Director	0	(175,388)
Repayment*	(35,289,237)	(27,150,252)
Balance, end of year	$ 7,063,713	$ 5,998,756

20. Regulatory Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Regulatory capital ratios

The following table shows the regulatory capital ratios for the Company and the Bank as of December 31:

					Minimum To Be Well
					Capitalized Under
			Minimum For Capital		Prompt Corrective
	Actual		Adequacy Purposes:		Action Provisions:
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
As of December 31, 2012:
Total capital (to risk-weighted assets)
Company	$47,385	12.57%	$30,164	8.00%	N/A	N/A
Bank	$46,796	12.44%	$30,099	8.00%	$37,623	10.00%

Tier I capital (to risk-weighted assets)
Company	$40,724	10.80%	$15,082	4.00%	N/A	N/A
Bank	$42,440	11.28%	$15,049	4.00%	$22,574	6.00%

Tier I capital (to average assets)
Company	$40,724	7.27%	$22,416	4.00%	N/A	N/A
Bank	$42,440	7.58%	$22,387	4.00%	$27,984	5.00%

As of December 31, 2011:
Total capital (to risk-weighted assets)
Company	$44,289	11.95%	$29,660	8.00%	N/A	N/A
Bank	$43,710	11.82%	$29,596	8.00%	$36,995	10.00%

Tier I capital (to risk-weighted assets)
Company	$37,231	10.04%	$14,830	4.00%	N/A	N/A
Bank	$39,768	10.75%	$14,798	4.00%	$22,197	6.00%

Tier I capital (to average assets)
Company	$37,231	6.81%	$21,882	4.00%	N/A	N/A
Bank	$39,768	7.28%	$21,853	4.00%	$27,316	5.00%

21. Fair Value (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Schedule Of Fair Value Assets On Recurring Basis

Assets measured at fair value on a recurring basis and reflected in the consolidated balance sheets at the dates presented, segregated by fair value hierarchy, are summarized below:

December 31, 2012	Level 1	Level 2	Total
Assets: (market approach)
U.S. GSE debt securities	$ 0	$33,785,469	$33,785,469
U.S. Government securities	7,100,590	0	7,100,590

December 31, 2011
Assets: (market approach)
U.S. GSE debt securities	$ 0	$60,963,239	$60,963,239
U.S. Government securities	5,043,555	0	5,043,555
U.S. GSE preferred stock	92,123	0	92,123

Schedule of Fair Value Assets Nonrecurring Basis

Assets measured at fair value on a nonrecurring basis and reflected in the balance sheet at the dates presented, segregated by fair value hierarchy, are summarized below:

December 31, 2012	Level 2
Assets: (market approach)
Mortgage servicing rights	$1,009,623
Impaired loans, net of related allowance	737,274
OREO	1,074,705

December 31, 2011
Assets: (market approach)
Mortgage servicing rights	$1,167,808
Impaired loans, net of related allowance	3,463,540
OREO	90,000

Schedule Of Estimated Fair Values Of Financial Instruments

The carrying amounts and estimated fair values of the Company's financial instruments were as follows:

December 31, 2012	Carrying	Fair	Fair	Fair	Fair
	Amount	Value	Value	Value	Value
	(Dollars in Thousands)
Financial assets:		Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$ 29,882	$29,882	$ 0	$ 0	$ 29,882
Securities held-to-maturity	41,866	0	42,291	0	42,291
Securities available-for-sale	40,886	7,101	33,785	0	40,886
Restricted equity securities	4,021	0	4,021	0	4,021
Loans and loans held-for-sale
Commercial & industrial	49,284	0	0	49,876	49,876
Commercial real estate	139,808	0	0	140,938	140,938
Residential real estate - 1st lien	171,115	0	0	177,201	177,201
Residential real estate - Jr lien	47,029	0	0	47,794	47,794
Consumer	10,642	0	0	11,079	11,079
Mortgage servicing rights	1,010	0	1,010	0	1,010
Accrued interest receivable	1,751	0	1,751	0	1,751

Financial liabilities:
Deposits
Other deposits	460,939	0	463,168	0	463,168
Brokered deposits	14,558	0	14,559	0	14,559
Federal funds purchased and other borrowed funds	6,000	0	6,004	0	6,004
Repurchase agreements	34,150	0	34,150	0	34,150
Capital lease obligations	775	0	775	0	775
Subordinated debentures	12,887	0	13,158	0	13,158
Accrued interest payable	93	0	93	0	93

December 31, 2011	Carrying	Fair
	Amount	Value
	(Dollars in Thousands)

Financial assets:
Cash and cash equivalents	$ 23,465	$ 23,465
Securities held-to-maturity	29,702	30,289
Securities available-for-sale	66,099	66,099
Restricted equity securities	4,309	4,309
Loans and loans held-for-sale, net	384,793	395,386
Mortgage servicing rights	1,097	1,168
Accrued interest receivable	1,701	1,701

Financial liabilities:
Deposits	454,393	457,347
Federal funds purchased and other borrowed funds	18,010	18,404
Repurchase agreements	21,645	21,645
Capital lease obligations	833	833
Subordinated debentures	12,887	11,691
Accrued interest payable	150	150

22. Condensed Financial Information (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Parent Condensed Balance Sheets
Community Bancorp. (Parent Company Only)
Condensed Balance Sheets
December 31, 2012 and 2011

Assets	2012	2011

Cash	$ 236,514	$ 196,945
Investment in subsidiary - Community National Bank	55,650,407	53,226,506
Investment in Capital Trust	387,000	387,000
Income taxes receivable	436,944	416,781
Total assets	$56,710,865	$54,227,232

Liabilities and Shareholders' Equity
Liabilities
Junior subordinated debentures	$12,887,000	$12,887,000
Dividends payable	471,290	421,823
Total liabilities	13,358,290	13,308,823

Shareholders' Equity
Preferred stock, 1,000,000 shares authorized, 25 shares issued and outstanding
at December 31, 2012 and 2011 ($100,000 liquidation value)	2,500,000	2,500,000
Common stock - $2.50 par value; 10,000,000 shares authorized at December 31,
2012 and 2011, and 5,023,026 and 4,938,262 shares issued at December 31,
2012 and 2011, respectively (including 19,182 and 24,324 shares issued
February 1, 2013 and 2012, respectively)	12,557,565	12,345,655
Additional paid-in capital	28,047,829	27,410,049
Retained earnings	2,698,200	1,151,751
Accumulated other comprehensive income	171,758	133,731
Less: treasury stock, at cost; 210,101 shares at December 31, 2012 and 2011	(2,622,777)	(2,622,777)
Total shareholders' equity	43,352,575	40,918,409

Total liabilities and shareholders' equity	$56,710,865	$54,227,232

Parent Condensed Statements of Income
Community Bancorp. (Parent Company Only)
Condensed Statements of Income
Years Ended December 31, 2012 and 2011

	2012	2011
Income
Bank subsidiary distributions	$2,863,000	$2,660,000
Dividends on Capital Trust	29,257	29,257
Total income	2,892,257	2,689,257

Expense
Interest on junior subordinated debentures	974,257	974,257
Administrative and other	340,129	280,826
Total expense	1,314,386	1,255,083

Income before applicable income tax benefit and equity in
undistributed net income of subsidiary	1,577,871	1,434,174
Income tax benefit	436,944	416,781

Income before equity in undistributed net income of subsidiary	2,014,815	1,850,955
Equity in undistributed net income of subsidiary	2,385,875	1,732,591
Net income	$4,400,690	$3,583,546

Parent Condensed Statements of Cash Flows
Community Bancorp. (Parent Company Only)
Condensed Statements of Cash Flows
Years Ended December 31, 2012 and 2011

	2012	2011
Cash Flows from Operating Activities
Net income	$ 4,400,690	$ 3,583,546
Adjustments to reconcile net income to net cash provided by
operating activities
Equity in undistributed net income of subsidiary	(2,385,875)	(1,732,591)
Decrease (increase) in income taxes receivable	(20,162)	25,021
Net cash provided by operating activities	1,994,653	1,875,976

Cash Flows from Financing Activities
Dividends paid on preferred stock	(187,500)	(187,500)
Dividends paid on common stock	(1,767,584)	(1,614,647)
Net cash used in financing activities	(1,955,084)	(1,802,147)
Net increase in cash	39,569	73,829

Cash
Beginning	196,945	123,116
Ending	$ 236,514	$ 196,945

Cash Received for Income Taxes	$ 416,781	$ 441,802

Cash Paid for Interest	$ 974,257	$ 974,257

Dividends paid:
Dividends declared	$ 2,666,741	$ 2,613,143
Increase in dividends payable attributable to dividends declared	(49,467)	(47,733)
Dividends reinvested	(849,690)	(950,763)
	$ 1,767,584	$ 1,614,647

23. Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Summary of financial data

A summary of financial data for the four quarters of 2012 and 2011 is presented below:

	Quarters in 2012 ended
	March 31,	June 30,	Sept. 30,	Dec. 31,

Interest income	$5,589,896	$5,632,862	$5,782,081	$5,816,492
Interest expense	1,270,927	1,239,156	1,238,391	1,133,845
Provision for loan losses	250,003	249,999	249,999	249,999
Non-interest income	1,354,977	1,533,032	1,530,217	1,770,734
Non-interest expense	4,549,932	4,718,213	4,553,023	5,045,602
Net income	964,849	1,021,192	1,267,351	1,147,298
Earnings per common share	0.19	0.20	0.26	0.23

	Quarters in 2011 ended
	March 31,	June 30,	Sept. 30,	Dec. 31,

Interest income	$5,677,112	$5,740,797	$5,681,164	$5,645,290
Interest expense	1,511,470	1,421,507	1,344,414	1,318,237
Provision for loan losses	187,500	237,500	287,500	287,500
Non-interest income	1,459,469	1,279,195	1,114,448	1,349,057
Non-interest expense	4,349,514	4,386,659	4,252,653	4,544,256
Net income	944,868	871,318	820,624	946,736
Earnings per common share	0.19	0.18	0.17	0.19

24. Other Income and Other Expenses (Tables)	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Other expenses

The components of other expenses which are in excess of one percent of total revenues are as follows:

	2012	2011

Expenses
Marketing	$ 284,641	$ 318,761
State deposit tax	516,348	484,540
Amortization of tax credit investments	1,175,177	615,864
ATM fees	363,478	338,327
Telephone	338,239	332,496
Collection and non-accrual loan expense	249,572	431,186

1. Significant Accounting Policies (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Net income, as reported	$ 1,147,298	$ 1,267,351	$ 1,021,192	$ 964,849	$ 946,736	$ 820,624	$ 871,318	$ 944,868	$ 4,400,690	$ 3,583,546
Less: dividends to preferred shareholders									187,500	187,500
Net income available to common shareholders									$ 4,213,190	$ 3,396,046
Weighted average number of common shares used in calculating earnings per share									4,769,645	4,674,806
Earnings per common share	$ 0.23	$ 0.26	$ 0.2	$ 0.19	$ 0.19	$ 0.17	$ 0.18	$ 0.19	$ 0.88	$ 0.73

2. Investment Securities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Available for sale Securities
Amortized Cost - Available for sale Securities	$ 40,625,821	$ 65,896,293
Gross Unrealized Gains - Available for sale Securities	275,246	302,782
Gross Unrealized Losses - Available for sale Securities	15,008	100,158
Fair Value - Available for sale Securities	40,886,059	66,098,917
U.S. GSE debt securities
Available for sale Securities
Amortized Cost - Available for sale Securities	33,552,376	60,846,954
Gross Unrealized Gains - Available for sale Securities	247,029	215,595
Gross Unrealized Losses - Available for sale Securities	13,936	99,310
Fair Value - Available for sale Securities	33,785,469	60,963,239
U.S. Government securities
Available for sale Securities
Amortized Cost - Available for sale Securities	7,073,445	5,006,979
Gross Unrealized Gains - Available for sale Securities	28,217	37,424
Gross Unrealized Losses - Available for sale Securities	1,072	848
Fair Value - Available for sale Securities	7,100,590	5,043,555
U.S. GSE preferred stock
Available for sale Securities
Amortized Cost - Available for sale Securities		42,360
Gross Unrealized Gains - Available for sale Securities		49,763
Gross Unrealized Losses - Available for sale Securities		0
Fair Value - Available for sale Securities		92,123
US States and Political Subdivisions Debt Securities [Member]
Held-to-Maturity Securities
Amortized Cost - Held-to-Maturity	41,865,555	29,702,159
Gross Unrealized Gains - Held-to-Maturity	425,445	586,841
Gross Unrealized Losses - Held-to-Maturity	0	0
Fair Value - Held-to-Maturity	$ 42,291,000	$ 30,289,000

2. Investment Securities (Details 1) (USD $)	Dec. 31, 2012
Available for sale Securities
Amortized Cost
Due in one year or less, Amortized Cost	$ 4,088,947
Due from one to five years, Amortized Cost	36,536,874
Amortization Cost of Debt	40,625,821
Fair Value
Due in one year or less, fair value	4,104,324
Due from one to five years, fair value	36,781,735
Fair value of debt	40,886,059
Held to maturity Securities
Amortized Cost
Due in one year or less, Amortized Cost	32,741,241
Due from one to five years, Amortized Cost	3,849,709
Due from five to ten years, Amortized Cost	1,916,266
Due after ten years, Amortized Cost	3,358,339
Amortization Cost of Debt	41,865,555
Fair Value
Due in one year or less, fair value	32,741,000
Due from one to five years, fair value	3,956,000
Due from five to ten years, fair value	2,023,000
Due after ten years, fair value	3,571,000
Fair value of debt	$ 42,291,000

2. Investment Securities (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Less than 12 months
Fair Value	$ 9,768,131	$ 30,940,410
Unrealized Loss	15,008	100,158
U.S. GSE debt securities
Less than 12 months
Fair Value	8,715,492	29,940,644
Unrealized Loss	13,936	99,310
U.S. Government securities
Less than 12 months
Fair Value	1,052,639	999,766
Unrealized Loss	$ 1,072	$ 848

2. Investment Securities (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Book value of available for sale securities	$ 40,625,821	$ 28,236,279
Fair value of available for sale securities	40,886,059	28,425,092
Proceeds from sales of securities	36,421,608	0
Gains from sales of securities	351,301
Investment in FHLBB stock	3,400,000	3,700,000
Dividend income on FHLBB stock	$ 17,892	$ 10,917
U.S. GSE debt securities
Securities in Investment Portfolio	8	1
U.S. Government securities
Securities in Investment Portfolio	21	1

3. Loans, Allowance for Loan Losses and Credit Quality (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Notes to Financial Statements
Commercial and Industrial	$ 49,283,948	$ 39,514,607
Commercial real estate	139,807,517	132,269,368
Residential real estate - 1st lien	171,114,515	159,535,958
Residential real estate - Jr. lien	47,029,023	45,886,967
Consumer	10,642,151	11,465,139
Gross Loans	417,877,154	388,672,039
Allowance for loan losses	4,312,080	3,886,502	3,727,935
Deferred net loan costs (fees)	(169,501)	(7,251)
Loans held-for-sale	1,501,706	2,285,567
Total Adjustments	5,644,285	6,164,818
Net loans	$ 412,232,869	$ 382,507,221

3. Loans, Allowance for Loan Losses and Credit Quality (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
30-89 Days	$ 6,734,891	$ 9,120,129
90 Days or more	2,168,099	6,827,193
Total Past Due	8,902,990	15,947,322
Current	407,472,458	370,439,150
Total Loans	416,375,448	386,386,472
Non-Accrual Loans	4,755,452	7,949,319
Over 90 Days and Accruing	378,060	1,239,809
Commercial and Industrial
30-89 Days	782,937	655,168
90 Days or more	377,145	265,668
Total Past Due	1,160,082	920,836
Current	48,123,866	38,593,771
Total Loans	49,283,948	39,514,607
Non-Accrual Loans	596,777	1,066,945
Over 90 Days and Accruing	0	59,618
Commercial Real Estate
30-89 Days	785,890	2,266,412
90 Days or more	888,179	1,288,616
Total Past Due	1,674,069	3,555,028
Current	138,133,448	128,714,340
Total Loans	139,807,517	132,269,368
Non-Accrual Loans	1,892,195	3,714,146
Over 90 Days and Accruing	53,937	98,554
Residential real estate - 1st lien
30-89 Days	4,654,077	5,614,513
90 Days or more	844,803	2,517,282
Total Past Due	5,498,880	8,131,795
Current	164,113,929	149,118,596
Total Loans	169,612,809	157,250,391
Non-Accrual Loans	1,928,097	2,703,920
Over 90 Days and Accruing	281,845	969,078
Residential real estate - Jr lien
30-89 Days	379,363	431,885
90 Days or more	57,128	2,754,129
Total Past Due	436,491	3,186,014
Current	46,592,532	42,700,953
Total Loans	47,029,023	45,886,967
Non-Accrual Loans	338,383	464,308
Over 90 Days and Accruing	41,434	111,061
Consumer
30-89 Days	132,624	152,151
90 Days or more	844	1,498
Total Past Due	133,468	153,649
Current	10,508,683	11,311,490
Total Loans	10,642,151	11,465,139
Non-Accrual Loans	0	0
Over 90 Days and Accruing	$ 844	$ 1,498

3. Loans, Allowance for Loan Losses and Credit Quality (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allowance for loan losses, Beginning balance	$ 3,886,502	$ 3,727,935
Charge-offs	(695,582)	(941,673)
Recoveries	121,160	100,240
Provisions	1,000,000	1,000,000
Allowance for loan losses, Ending balance	4,312,080	3,886,502
Allowance for loan losses evaluated for impairment, Individually	174,000	458,500
Allowance for loan losses evaluated for impairment, Collectively	4,138,080	3,428,002
Total Allowance for loan losses	4,312,080	3,886,502
Loans evaluated for impairment, Individually	4,149,346	7,470,370
Loans evaluated for impairment, Collectively	412,226,102	378,916,102
Total Loans	416,375,448	386,386,472
Commercial and industrial
Allowance for loan losses, Beginning balance	342,314	302,421
Charge-offs	(159,309)	(22,050)
Recoveries	29,769	13,225
Provisions	215,607	48,718
Allowance for loan losses, Ending balance	428,381	342,314
Allowance for loan losses evaluated for impairment, Individually	0	70,600
Allowance for loan losses evaluated for impairment, Collectively	428,381	271,714
Total Allowance for loan losses	428,381	342,314
Loans evaluated for impairment, Individually	435,165	1,000,120
Loans evaluated for impairment, Collectively	48,848,783	38,514,487
Total Loans	49,283,948	39,514,607
Commercial real estate
Allowance for loan losses, Beginning balance	1,385,939	1,391,898
Charge-offs	(57,923)	(197,367)
Recoveries	51,863	8,479
Provisions	156,561	182,929
Allowance for loan losses, Ending balance	1,536,440	1,385,939
Allowance for loan losses evaluated for impairment, Individually	0	57,500
Allowance for loan losses evaluated for impairment, Collectively	1,536,440	1,328,439
Total Allowance for loan losses	1,536,440	1,385,939
Loans evaluated for impairment, Individually	1,762,615	3,669,260
Loans evaluated for impairment, Collectively	138,044,902	128,600,108
Total Loans	139,807,517	132,269,368
Residential real estate 1st lien
Allowance for loan losses, Beginning balance	1,578,493	1,830,816
Charge-offs	(246,237)	(521,608)
Recoveries	5,538	42,593
Provisions	225,782	226,692
Allowance for loan losses, Ending balance	1,563,576	1,578,493
Allowance for loan losses evaluated for impairment, Individually	134,800	283,200
Allowance for loan losses evaluated for impairment, Collectively	1,428,776	1,295,293
Total Allowance for loan losses	1,563,576	1,578,493
Loans evaluated for impairment, Individually	1,641,960	2,366,326
Loans evaluated for impairment, Collectively	167,970,849	154,884,065
Total Loans	169,612,809	157,250,391
Residential Real Estate Jr Lien
Allowance for loan losses, Beginning balance	331,684	0
Charge-offs	(135,622)	(96,961)
Recoveries	1,538	20
Provisions	134,956	428,625
Allowance for loan losses, Ending balance	332,556	331,684
Allowance for loan losses evaluated for impairment, Individually	39,200	47,200
Allowance for loan losses evaluated for impairment, Collectively	293,356	284,484
Total Allowance for loan losses	332,556	331,684
Loans evaluated for impairment, Individually	309,606	434,664
Loans evaluated for impairment, Collectively	46,719,417	45,452,303
Total Loans	47,029,023	45,886,967
Consumer Portfolio Segment [Member]
Allowance for loan losses, Beginning balance	124,779	151,948
Charge-offs	(96,491)	(103,687)
Recoveries	32,452	35,923
Provisions	77,959	40,595
Allowance for loan losses, Ending balance	138,699	124,779
Allowance for loan losses evaluated for impairment, Individually	0	0
Allowance for loan losses evaluated for impairment, Collectively	138,699	124,779
Total Allowance for loan losses	138,699	124,779
Loans evaluated for impairment, Individually	0	0
Loans evaluated for impairment, Collectively	10,642,151	11,465,139
Total Loans	10,642,151	11,465,139
Unallocated
Allowance for loan losses, Beginning balance	123,293	50,852
Charge-offs	0	0
Recoveries	0	0
Provisions	189,135	72,441
Allowance for loan losses, Ending balance	312,428	123,293
Allowance for loan losses evaluated for impairment, Individually	0	0
Allowance for loan losses evaluated for impairment, Collectively	312,428	123,293
Total Allowance for loan losses	$ 312,428	$ 123,293

3. Loans, Allowance for Loan Losses and Credit Quality (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Recorde Investment allowance recorded	$ 4,149,346	$ 7,470,370
Unpaid Principal Balance allowance recorded	4,912,247	8,497,472
Related Allowance recorded	174,000	458,500
Average Recorded Investment Allowance recorded	5,825,949	5,585,670
Commercial and Industrial
Recorded Investment With no related allowance recorded	435,165	380,624
Recorded Investment With an allowance recorded	0	619,496
Recorde Investment allowance recorded	435,165	1,000,120
Unpaid Principal Balance With no related allowance recorded	473,664	391,800
Unpaid Principal Balance With an allowance recorded	0	637,729
Unpaid Principal Balance allowance recorded	473,664	1,029,529
Related Allowance With no ralated allowance recorded	0	0
Related Allowance With an allowance recorded	0	70,600
Related Allowance recorded	0	70,600
Average Recorded Investment With no related allowance recorded	536,973	332,523
Average Recorded Investment With an allowance recorded	232,743	237,724
Average Recorded Investment Allowance recorded	769,716	570,247
Commercial Real Estate
Recorded Investment With no related allowance recorded	1,762,615	2,041,101
Recorded Investment With an allowance recorded	0	1,628,159
Recorde Investment allowance recorded	1,762,615	3,669,260
Unpaid Principal Balance With no related allowance recorded	2,123,371	2,246,905
Unpaid Principal Balance With an allowance recorded	0	1,653,646
Unpaid Principal Balance allowance recorded	2,123,371	3,900,551
Related Allowance With no ralated allowance recorded	0	0
Related Allowance With an allowance recorded	0	57,500
Related Allowance recorded	0	57,500
Average Recorded Investment With no related allowance recorded	2,019,449	960,407
Average Recorded Investment With an allowance recorded	920,842	1,128,795
Average Recorded Investment Allowance recorded	2,940,291	2,089,202
Residential real estate - 1st lien
Recorded Investment With no related allowance recorded	1,024,598	1,000,819
Recorded Investment With an allowance recorded	617,362	1,365,507
Recorde Investment allowance recorded	1,641,960	2,366,326
Unpaid Principal Balance With no related allowance recorded	1,250,224	1,191,437
Unpaid Principal Balance With an allowance recorded	669,288	1,869,338
Unpaid Principal Balance allowance recorded	1,919,512	3,060,775
Related Allowance With no ralated allowance recorded	0	0
Related Allowance With an allowance recorded	134,800	283,200
Related Allowance recorded	134,800	283,200
Average Recorded Investment With no related allowance recorded	893,629	1,210,137
Average Recorded Investment With an allowance recorded	892,339	1,629,151
Average Recorded Investment Allowance recorded	1,785,968	2,839,288
Residential real estate - Jr lien
Recorded Investment With no related allowance recorded	15,694	125,786
Recorded Investment With an allowance recorded	293,912	308,878
Recorde Investment allowance recorded	309,606	434,664
Unpaid Principal Balance With no related allowance recorded	76,680	185,142
Unpaid Principal Balance With an allowance recorded	319,020	321,475
Unpaid Principal Balance allowance recorded	395,700	506,617
Related Allowance With no ralated allowance recorded	0	0
Related Allowance With an allowance recorded	39,200	47,200
Related Allowance recorded	39,200	47,200
Average Recorded Investment With no related allowance recorded	34,602	25,157
Average Recorded Investment With an allowance recorded	295,372	61,776
Average Recorded Investment Allowance recorded	$ 329,974	$ 86,933

3. Loans, Allowance for Loan Losses and Credit Quality (Details 4) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Group A	$ 404,004,017	$ 366,739,436
Group B	5,456,205	4,989,008
Group C	8,416,932	16,943,595
Total Loans	417,877,154	388,672,039
Commercial and Industrial
Group A	47,689,238	36,971,880
Group B	593,838	530,523
Group C	1,000,872	2,012,204
Total Loans	49,283,948	39,514,607
Commercial Real Estate
Group A	131,643,756	119,410,381
Group B	4,139,367	4,037,860
Group C	4,024,394	8,821,127
Total Loans	139,807,517	132,269,368
Residential real estate - 1st lien
Group A	167,876,199	153,954,604
Group B	404,752	98,603
Group C	2,833,564	5,482,751
Total Loans	171,114,515	159,535,958
Residential real estate - Jr lien
Group A	46,162,420	44,943,200
Group B	318,248	322,022
Group C	548,355	621,745
Total Loans	47,029,023	45,886,967
Consumer
Group A	10,632,404	11,459,371
Group B	0	0
Group C	9,747	5,768
Total Loans	$ 10,642,151	$ 11,465,139

3. Loans, Allowance for Loan Losses and Credit Quality (Details 5) (USD $)	Dec. 31, 2012 integer	Dec. 31, 2011 integer
Number of Contracts modified as TDRs	5	22
Pre-Modification Outstanding Recorded Investment	$ 1,227,772	$ 2,559,645
Post- Modification Outstanding Recorded Investment	1,190,123	2,559,645
Number of TDRs contracts which subsequently default		12
Recorded Investment		1,355,271
Residential real estate - Jr lien
Number of Contracts modified as TDRs		2
Pre-Modification Outstanding Recorded Investment		71,928
Post- Modification Outstanding Recorded Investment		71,928
Number of TDRs contracts which subsequently default		1
Recorded Investment		34,687
Commercial Real Estate
Number of Contracts modified as TDRs	2	6
Pre-Modification Outstanding Recorded Investment	1,030,645	1,202,546
Post- Modification Outstanding Recorded Investment	997,645	1,202,546
Number of TDRs contracts which subsequently default		1
Recorded Investment		401,002
Residential real estate - 1st lien
Number of Contracts modified as TDRs	3	4
Pre-Modification Outstanding Recorded Investment	197,127	299,505
Post- Modification Outstanding Recorded Investment	192,478	299,505
Number of TDRs contracts which subsequently default		2
Recorded Investment		178,492
Commercial
Number of Contracts modified as TDRs		10
Pre-Modification Outstanding Recorded Investment		985,666
Post- Modification Outstanding Recorded Investment		985,666
Number of TDRs contracts which subsequently default		8
Recorded Investment		$ 741,090

4. Loan Servicing (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Balance at beginning of year	$ 1,097,442	$ 1,076,708
Mortgage servicing rights capitalized	406,807	355,730
Mortgage servicing rights amortized	(409,584)	(346,165)
Change in valuation allowance	(85,042)	11,169
Balance at end of period	$ 1,009,623	$ 1,097,442

4. Loan Servicing (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Unpaid principal balances of mortgage loans serviced for others	$ 198,438,802	$ 201,405,241
Net gain realized on the sale of loans	$ 1,375,689	$ 792,303

5. Bank Premises and Equipment (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Bank Premises And Equipment Details
Buildings and improvements	$ 10,762,761	$ 10,668,590
Land and land improvements	2,403,921	2,378,813
Furniture and equipment	7,340,676	7,011,347
Leasehold improvements	1,302,395	1,296,405
Capital lease	976,907	976,907
Other prepaid assets	175,507	17,490
Bank premises and equipment, gross	22,962,167	22,349,552
Less accumulated depreciation and amortization	(10,718,847)	(9,634,326)
Bank premises and equipment, net	$ 12,243,320	$ 12,715,226

5. Bank Premises and Equipment (Details 1) (USD $)	Dec. 31, 2012
Bank Premises And Equipment Details 1
2013	$ 171,374
2014	147,083
2015	123,028
2016	55,000
2017	0
Operating lease due	$ 496,485

5. Bank Premises and Equipment (Details 2) (USD $)	Dec. 31, 2012
Bank Premises And Equipment Details 2
2013	$ 123,755
2014	126,255
2015	129,755
2016	129,755
2017	133,255
Subsequent to 2017	420,657
Total minimum lease payments	1,063,432
Less amount representing interest	(288,731)
Present value of net minimum lease payments	$ 774,701

5. Bank Premises and Equipment (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Bank Premises And Equipment Details Narrative
Total rental expense	$ 230,756	$ 222,180

6. Goodwill and Other Intangible Assets (Details) (USD $)	Dec. 31, 2012
Notes to Financial Statements
2013	$ 272,695
2014	272,695
2015	272,695
2016	272,695
2017	272,696
Total remaining core deposit intangible	$ 1,363,476

6. Goodwill and Other Intangible Assets (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Intangible assets acquired	$ 4,161,000
Accumulated amortization expense	$ 2,797,524	$ 2,456,654

7. Other Investments (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
NMTC [Member]
Equity investment generated tax credits	$ 170,750	$ 170,750
Amortization expense	39,662	136,518
Carrying value of equity investment	785,080	824,742
LimitedPartnership [Member]
Amortization expense	1,175,177	479,346
Carrying Value Limited Partnerships Investment	2,808,551	3,769,898
Tax credits	1,157,541	534,076
CFSG [Member]
Other assets	666,661	516,946
Income	$ 149,715	$ 147,779

8. Time Deposits (Details) (USD $)	Dec. 31, 2012
Time Deposits [Abstract]
2013	$ 63,765,442
2014	16,819,956
2015	18,840,356
2016	13,146,423
2017	8,953,887
Total time deposits	$ 121,526,064

9. Borrowed Funds (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Long-Term Borrowings	$ 6,000,000	$ 18,010,000
FHLBB Borrowing Due On 16 November 2012 [Member]
Long-Term Borrowings	0	10,000
FHLBB Borrowing Due On 27 January 2012 [Member]
Long-Term Borrowings	0	6,000,000
FHLBB Borrowing Due On 28 January 2013 [Member]
Long-Term Borrowings	6,000,000	6,000,000
FHLBB Borrowing DueOn 28 January 2015 [Member]
Long-Term Borrowings	$ 0	$ 6,000,000

9. Borrowed Funds (Details Narrative) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Line of credit with the FHLBB	$ 500,000	$ 500,000
Qualified collateral borrowing	116,101,167	110,950,040
Potential borrowing capacity	72,591,692	77,902,569
Letters of credit collateral deposits	15,800,000	15,950,000
Fees paid for issuance of letters of credit	41,749	44,656
Pledged loan	$ 71,345,734	$ 69,222,549
Primary credit rate	75 basis points

10. Junior Subordinated Debentures (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Junior Subordinated Debentures	$ 12,887,000	$ 12,887,000
Interest paid on the Debentures	$ 974,257	$ 974,257

11. Repurchase Agreements (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Securities sold under agreements to repurchase	$ 34,149,608	$ 21,645,446
Book value of collateral of agreement	40,625,821	28,236,279
Fair value of collateral of agreement	40,886,059	28,425,092
Average daily balance of repurchase agreements	26,383,409	21,725,160
Maximum borrowings outstanding on repurchase agreement	$ 34,149,608	$ 24,090,954
Weighted average interest rate on repurchase agreement	0.55%	0.65%

12. Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Currently paid or payable	$ 92,482	$ 348,610
Deferred expense (benefit)	(231,970)	(114,334)
Total income tax (benefit) expense	$ (139,488)	$ 234,276

12. Income Taxes (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Computed expense at statutory rates	$ 1,448,808	$ 1,298,059
Tax exempt interest & BOLI	(379,715)	(382,943)
Disallowed interest	20,169	20,786
Partnership tax credits	(1,260,200)	(704,826)
New markets tax credit amortization expense	26,177	0
Other	5,273	3,200
Total income tax (benefit) expense	$ (139,488)	$ 234,276

12. Income Taxes (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred expense (benefit)	$ (231,970)	$ (114,334)
Deferred Income Tax Charges [Member]
Depreciation	(37,653)	(46,560)
Mortgage servicing rights	(29,859)	7,050
Deferred compensation	(22,827)	115,239
Bad debts	(249,202)	(53,913)
Non-accrual loan interest	73,065	(19,867)
Limited partnership amortization	(340,021)	0
Investment in Partners	44,991	0
Fair value adjustment on acquired premises and equipment	153,862	0
Core deposit intangible	(115,896)	(144,869)
Loan fair value	(18,031)	(29,648)
Fannie Mae preferred stock write down	779,578	16,919
Alternative minimum tax	59,031	0
OREO write down	0	53,210
Tax credit carryovers	(604,096)	0
Other	75,088	(11,895)
Deferred expense (benefit)	$ (231,970)	$ (114,334)

12. Income Taxes (Details 3) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Components of the deferred tax asset:
Bad debts	$ 1,396,437	$ 1,147,235
Non-accrual loan interest	26,907	99,972
Deferred compensation	245,037	222,210
Limited partnerships	84,741	0
Contingent liability - MPF program	40,526	42,139
Fair value adjustment on acquired securities available-for-sale	0	528,205
Fannie Mae preferred stock write down	0	251,373
Capital lease	71,041	66,995
Alternative minimum tax	0	59,031
Fair value adjustment on acquired premises and equipment	0	153,862
Tax and rehab credit carryforwards	604,096	0
Other	34,789	112,310
Total deferred tax asset	2,503,574	2,683,332
Components of the deferred tax liability:
Depreciation	260,607	298,260
Limited partnerships	0	255,280
Mortgage servicing rights	343,271	373,130
Unrealized gain on securities available-for-sale	88,482	68,892
Investment in Partners	44,991	0
Core deposit intangible	463,582	579,478
Fair value adjustment on acquired loans	54,513	72,544
Total deferred tax liability	1,255,446	1,647,584
Net deferred tax asset	$ 1,248,128	$ 1,035,748

13. 401(k) and Profit-Sharing Plan (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Pension expense	$ 481,875	$ 506,640

14. Deferred Compensation and Supplemental Employee Retirement Plans (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Directors Deferred Compensation Plan
Benefits accrued with the plan	$ 413,884	$ 409,684
Expenses associated with the plan	24,199	31,377
Supplemental Employee Retirement Plan
Benefits accrued with the plan	306,815	243,875
Expenses associated with the plan	$ 62,940	$ 30,165

15. Financial Instruments with Off-Balance-Sheet Risk (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Unused portions of home equity lines of credit	$ 21,120,077	$ 20,161,629
Other commitments to extend credit	45,551,282	38,106,476
Residential construction lines of credit	1,138,872	588,290
Commercial real estate and other construction lines of credit	1,762,424	2,126,558
Standby letters of credit and commercial letters of credit	1,193,480	1,954,885
Recourse on sale of credit card portfolio	352,000	398,200
MPF credit enhancement obligation, net	$ 2,035,858	$ 1,979,684

15. Financial Instruments with Off-Balance-Sheet Risk (Details Narrative) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Binding loan commitments to sell residential mortgages	$ 3,395,249	$ 5,623,474
Junior subordinated debentures	12,887,000	12,887,000
External financing	$ 12,500,000

16. Contingent Liability (Details Narrative) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Loans sold through the MPF program	$ 53,255,305	$ 54,682,000
Notional amount of the maximum CEO	2,155,052	2,103,622
Accrued contingent liability	$ 119,194	$ 123,938

18. Transactions with Related Parties (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Notes to Financial Statements
Balance, beginning of year	$ 5,998,756	$ 7,015,993
Loans - New Principal Officers/Directors	0	67,458
New loans to existing Officers/Directors	36,354,194	26,240,945
Retirement of Director	0	(175,388)
Repayment	(35,289,237)	(27,150,252)
Balance, end of year	$ 7,063,713	$ 5,998,756	$ 7,015,993

18. Transactions with Related Parties (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Total deposits with related parties	$ 7,901,009	$ 6,591,585
Amount of rental income received	37,177	33,950
Amount paid to CFSG	$ 36,318	$ 38,982

19. Restrictions on Cash and Due From Banks (Details Narrative) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Reserve requirement		$ 0
Contracted balances with other correspondent banks	462,500	462,500
Balance to avoid monthly charges on the Company current federal funds liquidity line	$ 262,500	$ 262,500

20. Regulatory Capital Requirements (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Company [Member]
Total capital to risk-weighted assets amount	$ 47,385	$ 44,289
Total capital to risk-weighted assets ratio	12.57%	11.95%
Tier I capital to risk-weighted assets amount	40,724	37,231
Tier I capital to risk-weighted assets ratio	10.80%	10.04%
Tier I capital to average assets amount	40,724	37,231
Tier I capital to average assets ratio	7.27%	6.81%
Total capital to risk-weighted assets Minimum for capital adequacy purposes amount	30,164	29,660
Total capital to risk-weighted assets Minimum for capital adequacy purposes ratio	8.00%	8.00%
Tier I capital to risk-weighted assets Minimum for capital adequacy purposes amount	15,082	14,830
Tier I capital to risk-weighted assets minimum for capital adequacy purposes ratio	4.00%	4.00%
Tier I capital to average assets Minimum for capital adequacy purposes amount	22,416	21,882
Tier I capital to average assets minimum for capital adequacy purposes ratio	4.00%	4.00%
Bank [Member]
Total capital to risk-weighted assets amount	46,796	43,710
Total capital to risk-weighted assets ratio	12.44%	11.82%
Tier I capital to risk-weighted assets amount	42,440	39,768
Tier I capital to risk-weighted assets ratio	11.28%	10.75%
Tier I capital to average assets amount	42,440	39,768
Tier I capital to average assets ratio	7.58%	7.28%
Total capital to risk-weighted assets Minimum for capital adequacy purposes amount	30,099	29,596
Total capital to risk-weighted assets Minimum for capital adequacy purposes ratio	8.00%	8.00%
Tier I capital to risk-weighted assets Minimum for capital adequacy purposes amount	15,049	14,798
Tier I capital to risk-weighted assets minimum for capital adequacy purposes ratio	4.00%	4.00%
Tier I capital to average assets Minimum for capital adequacy purposes amount	22,387	21,853
Tier I capital to average assets minimum for capital adequacy purposes ratio	4.00%	4.00%
Total capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount	37,623	36,995
Total capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	10.00%	10.00%
Tier I capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount	22,574	22,197
Tier I capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	6.00%	6.00%
Tier I capital to average assets minimum to be well capitalized under prompt corrective action provisions amount	$ 27,984	$ 27,316
Tier I capital to average assets minimum to be well capitalized under prompt corrective action provisions ratio	5.00%	5.00%

21. Fair Value (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
U.S. GSE debt securities	$ 33,785,469	$ 60,963,239
U.S. Government securities	7,100,590	5,043,555
U.S. GSE preferred stock		92,123
Fair Value Level 1
U.S. GSE debt securities	0	0
U.S. Government securities	7,100,590	5,043,555
U.S. GSE preferred stock		92,123
Fair Value Level 2
U.S. GSE debt securities	33,785,469	60,963,239
U.S. Government securities	0	0
U.S. GSE preferred stock		$ 0

21. Fair Value (Details 1) (Fair Value Level 2, USD $)	Dec. 31, 2012	Dec. 31, 2011
Fair Value Level 2
Assets: (market approach)
Mortgage servicing rights	$ 1,009,623	$ 1,167,808
Impaired loans, net of related allowance	737,274	3,463,540
OREO	$ 1,074,705	$ 90,000

21. Fair Value (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Carrying Amount
Financial assets: (in thousands)
Cash and cash equivalents	$ 29,882	$ 23,465
Securities held-to-maturity	41,866	29,702
Fair Value - Available for sale Securities	40,886	66,099
Restricted equity securities	4,021	4,309
Loans and loans held-for-sale		384,793
Commercial & Industrial	49,284
Commercial real estate	139,808
Residential real estate - 1st lien	171,115
Residential real estate - Jr. lien	47,029
Consumer	10,642
Mortgage servicing rights	1,010	1,097
Accrued interest receivable	1,751	1,701
Financial liabilities: (in thousands)
Deposits		454,393
Other deposits	460,939
Brokered deposits	14,558
Federal funds purchased and other borrowed funds	6,000	18,010
Repurchase agreements	34,150	21,645
Capital lease obligations	775	833
Subordinated debentures	12,887	12,887
Accrued interest payable	93	150
Fair Value
Financial assets: (in thousands)
Cash and cash equivalents	29,882	23,465
Securities held-to-maturity	42,291	30,289
Fair Value - Available for sale Securities	40,886	66,099
Restricted equity securities	4,021	4,309
Loans and loans held-for-sale		395,386
Commercial & Industrial	49,876
Commercial real estate	140,938
Residential real estate - 1st lien	177,201
Residential real estate - Jr. lien	47,794
Consumer	11,079
Mortgage servicing rights	1,010	1,168
Accrued interest receivable	1,751	1,701
Financial liabilities: (in thousands)
Deposits		457,347
Other deposits	463,168
Brokered deposits	14,559
Federal funds purchased and other borrowed funds	6,004	18,404
Repurchase agreements	34,150	21,645
Capital lease obligations	775	833
Subordinated debentures	13,158	11,691
Accrued interest payable	93	150
Fair Value Level 1
Financial assets: (in thousands)
Cash and cash equivalents	29,882
Securities held-to-maturity	0
Fair Value - Available for sale Securities	7,101
Restricted equity securities	0
Commercial & Industrial	0
Commercial real estate	0
Residential real estate - 1st lien	0
Residential real estate - Jr. lien	0
Consumer	0
Mortgage servicing rights	0
Accrued interest receivable	0
Financial liabilities: (in thousands)
Other deposits	0
Brokered deposits	0
Federal funds purchased and other borrowed funds	0
Repurchase agreements	0
Capital lease obligations	0
Subordinated debentures	0
Accrued interest payable	0
Fair Value Level 2
Financial assets: (in thousands)
Cash and cash equivalents	0
Securities held-to-maturity	42,291
Fair Value - Available for sale Securities	33,785
Restricted equity securities	4,021
Commercial & Industrial	0
Commercial real estate	0
Residential real estate - 1st lien	0
Residential real estate - Jr. lien	0
Consumer	0
Mortgage servicing rights	1,010
Accrued interest receivable	1,751
Financial liabilities: (in thousands)
Other deposits	463,168
Brokered deposits	14,559
Federal funds purchased and other borrowed funds	6,004
Repurchase agreements	34,150
Capital lease obligations	775
Subordinated debentures	13,158
Accrued interest payable	93
Fair Value Level 3
Financial assets: (in thousands)
Cash and cash equivalents	0
Securities held-to-maturity	0
Fair Value - Available for sale Securities	0
Restricted equity securities	0
Commercial & Industrial	49,876
Commercial real estate	140,938
Residential real estate - 1st lien	177,201
Residential real estate - Jr. lien	47,794
Consumer	11,079
Mortgage servicing rights	0
Accrued interest receivable	0
Financial liabilities: (in thousands)
Other deposits	0
Brokered deposits	0
Federal funds purchased and other borrowed funds	0
Repurchase agreements	0
Capital lease obligations	0
Subordinated debentures	0
Accrued interest payable	$ 0

22. Condensed Financial Information (Parent Company Only) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Total assets	$ 575,738,245	$ 552,905,517
Liabilities
Junior subordinated debentures	12,887,000	12,887,000
Total liabilities	532,385,670	511,987,108
Shareholders' Equity
Preferred stock, 1,000,000 shares authorized, 25 shares issued and outstanding at December 31, 2012 and 2011 ($100,000 liquidation value)	2,500,000	2,500,000
Common stock - $2.50 par value; 10,000,000 shares authorized at December 31, 2012 and 2011, and 5,023,026 and 4,938,262 shares issued at December 31, 2012 and 2011, respectively (including 19,182 and 24,324 shares issued February 1, 2013 and 2012, respectively)	12,557,565	12,345,655
Additional paid-in capital	28,047,829	27,410,049
Retained earnings	2,698,200	1,151,751
Accumulated other comprehensive income	171,758	133,731
Less: treasury stock, at cost; 210,101 shares at December 31, 2012 and 2011	(2,622,777)	(2,622,777)
Total shareholders' equity	43,352,575	40,918,409	39,127,669
Total liabilities and shareholders' equity	575,738,245	552,905,517
Parent Company [Member]
Assets
Cash	236,514	196,945	123,116
Investment in subsidiary - Community National Bank	55,650,407	53,226,506
Investment in Capital Trust	387,000	387,000
Income taxes receivable	436,944	416,781
Total assets	56,710,865	54,227,232
Liabilities
Junior subordinated debentures	12,887,000	12,887,000
Dividends payable	471,290	421,823
Total liabilities	13,358,290	13,308,823
Shareholders' Equity
Preferred stock, 1,000,000 shares authorized, 25 shares issued and outstanding at December 31, 2012 and 2011 ($100,000 liquidation value)	2,500,000	2,500,000
Common stock - $2.50 par value; 10,000,000 shares authorized at December 31, 2012 and 2011, and 5,023,026 and 4,938,262 shares issued at December 31, 2012 and 2011, respectively (including 19,182 and 24,324 shares issued February 1, 2013 and 2012, respectively)	12,557,565	12,345,655
Additional paid-in capital	28,047,829	27,410,049
Retained earnings	2,698,200	1,151,751
Accumulated other comprehensive income	171,758	133,731
Less: treasury stock, at cost; 210,101 shares at December 31, 2012 and 2011	(2,622,777)	(2,622,777)
Total shareholders' equity	43,352,575	40,918,409
Total liabilities and shareholders' equity	$ 56,710,865	$ 54,227,232

22. Condensed Financial Information (Parent Company Only) (Details 1) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Expense
Interest on junior subordinated debentures									$ 974,257	$ 974,257
Income tax benefit									(139,488)	234,276
Net income	1,147,298	1,267,351	1,021,192	964,849	946,736	820,624	871,318	944,868	4,400,690	3,583,546
Parent Company [Member]
Income
Bank subsidiary distributions									2,863,000	2,660,000
Dividends on Capital Trust									29,257	29,257
Total income									2,892,257	2,689,257
Expense
Interest on junior subordinated debentures									974,257	974,257
Administrative and other									340,129	280,826
Total expense									1,314,386	1,255,083
Income before applicable income tax benefit and equity in undistributed net income of subsidiary									1,577,871	1,434,174
Income tax benefit									436,944	416,781
Income before equity in undistributed net income of subsidiary									2,014,815	1,850,955
Equity in undistributed net income of subsidiary									2,385,875	1,732,591
Net income									$ 4,400,690	$ 3,583,546

22. Condensed Financial Information (Parent Company Only) (Details 2) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Parent Company [Member]	Dec. 31, 2011 Parent Company [Member]	Dec. 31, 2010 Parent Company [Member]
Cash Flows from Operating Activities
Net income	$ 1,147,298	$ 1,267,351	$ 1,021,192	$ 964,849	$ 946,736	$ 820,624	$ 871,318	$ 944,868	$ 4,400,690	$ 3,583,546	$ 4,400,690	$ 3,583,546
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed net income of subsidiary											(2,385,875)	(1,732,591)
Decrease (increase) in income taxes receivable											(20,162)	25,021
Net cash provided by operating activities									7,283,123	6,288,919	1,994,653	1,875,976
Cash Flows from Financing Activities
Dividends paid on preferred stock									187,500	187,500	(187,500)	(187,500)
Dividends paid on common stock									1,767,584	1,614,647	(1,767,584)	(1,614,647)
Net cash used in financing activities									19,583,862	1,935,158	(1,955,084)	(1,802,147)
Net increase in cash									6,417,064	(27,983,511)	39,569	73,829
Cash											236,514	196,945	123,116
Cash Received for Income Taxes											416,781	441,802
Cash Paid for Interest									4,939,632	5,637,594	974,257	974,257
Dividends paid:
Dividends declared									(2,666,741)	(2,613,143)	2,666,741	2,613,143
Increase in dividends payable attributable to dividends declared									(49,467)	(47,733)	(49,467)	(47,733)
Dividends reinvested									(849,690)	(950,763)	(849,690)	(950,763)
Total common shares dividends paid											$ 1,767,584	$ 1,614,647

22. Condensed Financial Information (Parent Company Only) (Details Narrative) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	25	25
Preferred stock, shares outstanding (in shares)	25	25
Preferred stock liquidation value	$ 100,000	$ 100,000
Common stock par value (in dollars per share)	$ 2.5	$ 2.5
Common stock, shares authorized (in shares)	10,000,000	10,000,000
Common stock, shares issued (in shares)	5,023,026	4,938,262
Treasury stock (in shares)	210,101	210,101
Parent Company [Member]
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	25	25
Preferred stock, shares outstanding (in shares)	25	25
Preferred stock liquidation value	$ 100,000	$ 100,000
Common stock par value (in dollars per share)	$ 2.5	$ 2.5
Common stock, shares authorized (in shares)	10,000,000	10,000,000
Common stock, shares issued (in shares)	5,023,026	4,938,262
Treasury stock (in shares)	210,101	210,101

23. Quarterly Financial Data (Unaudited) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 5,816,492	$ 5,782,081	$ 5,632,862	$ 5,589,896	$ 5,645,290	$ 5,681,164	$ 5,740,797	$ 5,677,112	$ 22,821,331	$ 22,744,363
Interest expense	1,133,845	1,238,391	1,239,156	1,270,927	1,318,237	1,344,414	1,421,507	1,511,470	4,882,319	5,595,628
Provision for loan losses	249,999	249,999	249,999	250,003	287,500	287,500	237,500	187,500	1,000,000	1,000,000
Non-interest income	1,770,734	1,530,217	1,533,032	1,354,977	1,349,057	1,114,448	1,279,195	1,459,469	6,188,960	5,202,169
Non-interest expense	5,045,602	4,553,023	4,718,213	4,549,932	4,544,256	4,252,653	4,386,659	4,349,514	18,866,770	17,533,082
Net income	$ 1,147,298	$ 1,267,351	$ 1,021,192	$ 964,849	$ 946,736	$ 820,624	$ 871,318	$ 944,868	$ 4,400,690	$ 3,583,546
Earnings per common share	$ 0.23	$ 0.26	$ 0.2	$ 0.19	$ 0.19	$ 0.17	$ 0.18	$ 0.19	$ 0.88	$ 0.73

24. Other Income and Other Expenses (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Expenses
Marketing	$ 284,641	$ 318,761
State deposit tax	516,348	484,540
Amortization of tax credit investments	1,175,177	615,864
ATM fees	363,478	338,327
Telephone	338,239	332,496
Collection and non-accrual loan expense	$ 249,572	$ 431,186